VINTAGE ACCESS ANNUITY PROSPECTUS:
                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes VINTAGE ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

Your premium ("Purchase Payments") accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.            SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B(1)     Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B(2)        Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                 SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                            Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                   Multiple Discipline Portfolio -- Balanced All Cap Growth
   Growth-Income Fund -- Class 2 Shares                              and Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               Multiple Discipline Portfolio -- Global All Cap Growth
   Franklin Small Cap Fund -- Class 2 Shares                         and Value
   Mutual Shares Securities Fund -- Class 2 Shares                 Multiple Discipline Portfolio -- Large Cap Growth and Value
   Templeton Developing Markets Securities Fund -- Class 2      THE TRAVELERS SERIES TRUST
   Shares                                                          Equity Income Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares             Large Cap Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares              Lazard International Stock Portfolio
GREENWICH STREET SERIES FUND                                       Merrill Lynch Large Cap Core Portfolio(5)
   Appreciation Portfolio                                          MFS Emerging Growth Portfolio
   Diversified Strategic Income Portfolio                          MFS Value Portfolio
   Equity Index Portfolio -- Class II Shares                       Pioneer Fund Portfolio(6)
   Fundamental Value Portfolio                                  TRAVELERS SERIES FUND INC.
JANUS ASPEN SERIES                                                 AIM Capital Appreciation Portfolio
   Mid Cap Growth Portfolio -- Service Shares(3)                   MFS Total Return Portfolio
LAZARD RETIREMENT SERIES, INC.                                     Pioneer Strategic Income Portfolio(7)
   Lazard Retirement Small Cap Portfolio                           SB Adjustable Rate Income Portfolio Smith Barney Class
LORD ABBETT SERIES FUND, INC.                                      Smith Barney Aggressive Growth Portfolio
   Growth and Income Portfolio                                     Smith Barney High Income Portfolio
   Mid-Cap Value Portfolio                                         Smith Barney Large Capitalization Growth Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                          Smith Barney Mid Cap Core Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III          Smith Barney Money Market Portfolio
   Merrill Lynch Small Cap Value V.I. Fund -- Class III            Strategic Equity Portfolio(8)
PIMCO VARIABLE INSURANCE TRUST                                     Travelers Managed Income Portfolio
   Real Return Portfolio -- Administrative Class                   Van Kampen Enterprise Portfolio
   Total Return Portfolio -- Administrative Class               VAN KAMPEN LIFE INVESTMENT TRUST
PUTNAM VARIABLE TRUST                                              Emerging Growth Portfolio Class I Shares
   Putnam VT Small Cap Value Fund -- Class IB Shares            VARIABLE ANNUITY PORTFOLIOS
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        Smith Barney Small Cap Growth Opportunities Portfolio
   All Cap Fund -- Class I(4)                                   VARIABLE INSURANCE PRODUCTS FUND II
   Investors Fund -- Class I                                       Contrafund(R)Portfolio -- Service Class
   Small Cap Growth Fund -- Class I                             VARIABLE INSURANCE PRODUCTS FUND III
                                                                   Mid Cap Portfolio -- Service Class 2

--------------
(1)  Formerly Growth and Income Portfolio -- Class B            (5)  Formerly MFS Research Portfolio
(2)  Formerly Premier Growth Portfolio -- Class B               (6)  Formerly Utilities Portfolio
(3)  Formerly Aggressive Growth Portfolio -- Service Shares     (7)  Formerly Putnam Diversified Income Portfolio
(4)  Formerly Capital Fund -- Class I                           (8)  Formerly Alliance Growth Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix A for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...............................................   3    Payment Options........................................   35
Summary................................................   5       Election of Options.................................   35
Fee Table..............................................   8       Annuity Options.....................................   35
Condensed Financial Information........................  13       Variable Liquidity Benefit .........................   35
The Annuity Contract...................................  13    Miscellaneous Contract Provisions......................   36
   Contract Owner Inquiries............................  14       Right to Return.....................................   36
   Purchase Payments...................................  15       Termination.........................................   36
   Accumulation Units..................................  15       Required Reports....................................   36
   The Variable Funding Options........................  15       Suspension of Payments..............................   36
Charges and Deductions.................................  21    The Separate Accounts..................................   36
   General.............................................  21       Performance Information.............................   37
   Transfer Charge.....................................  22    Federal Tax Considerations.............................   37
   Administrative Charges..............................  22       General Taxation of Annuities.......................   37
   Mortality and Expense Risk Charge...................  22       Types of Contracts: Qualified and
   Guaranteed Minimum Withdrawal Benefit                            Non-qualified.....................................   38
     Charge............................................  22       Qualified Annuity Contracts.........................   38
   Enhanced Stepped-Up Provision Charge................  22         Taxation of Qualified Annuity Contracts...........   38
   Variable Funding Option Expenses....................  22         Mandatory Distributions for Qualified
   Premium Tax.........................................  23           Plans...........................................   38
   Changes in Taxes Based upon                                    Non-qualified Annuity Contracts.....................   39
     Premium or Value..................................  23         Diversification Requirements for Variable
Transfers..............................................  23           Annuities.......................................   39
   Dollar Cost Averaging...............................  24         Ownership of the Investments......................   39
Access to Your Money...................................  24         Taxation of Death Benefit Proceeds................   40
   Guaranteed Minimum Withdrawal Benefit...............  25       Other Tax Considerations............................   40
   Systematic Withdrawals..............................  27         Treatment of Charges for Optional Benefits........   40
Ownership Provisions...................................  27         Penalty Tax for Premature Distribution............   40
   Types of Ownership..................................  27         Puerto Rico Tax Considerations....................   40
     Contract Owner....................................  27         Non-Resident Aliens...............................   40
     Beneficiary.......................................  27    Other Information......................................   41
     Annuitant.........................................  27       The Insurance Companies.............................   41
Death Benefit..........................................  28       Financial Statements................................   41
   Death Proceeds before the Maturity Date.............  28       Distribution of Variable Annuity Contracts..........   41
   Enhanced Stepped-Up Provision.......................  30       Conformity with State and Federal Laws..............   42
   Payment of Proceeds.................................  31       Voting Rights.......................................   42
   Spousal Contract Continuance........................  32       Restrictions on Financial Transactions..............   42
   Beneficiary Contract Continuance....................  33       Legal Proceedings and Opinions......................   42
   Death Proceeds after the Maturity Date..............  33    Appendix A: Condensed Financial
The Annuity Period.....................................  33       Information for The Travelers
   Maturity Date.......................................  33         Separate Account 2002.............................  A-1
   Allocation of Annuity...............................  34    Appendix B: Condensed Financial
   Variable Annuity....................................  34       Information for The Travelers
   Fixed Annuity.......................................  34         Separate Account 2002.............................  B-1
                                                               Appendix C: Contents of the
                                                                  Statement of Additional Information.................  C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                             VINTAGE ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain other optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? Because the contracts described in this prospectus are newly registered, there is no Accumulation Unit value information available as of the date of this prospectus.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE........................................    $10(1)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................    $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES

We will assess a minimum mortality and expense risk charge ("M & E") of 1.65% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                         STANDARD DEATH BENEFIT         ENHANCED DEATH BENEFIT
                                                      -----------------------------  ------------------------------
       Mortality and Expense Risk Charge...........              1.65%                           1.85%
       Administrative Expense Charge...............              0.15%                           0.15%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
       NO OPTIONAL FEATURES SELECTED...............              1.80%                           2.00%
       Optional E.S.P. Charge......................              0.20%                           0.20%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
       E.S.P. ONLY SELECTED........................              2.00%                           2.20%
       Maximum Optional GMWB Charge................              1.00%(3)                        1.00%(3)
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
       GMWB ONLY SELECTED..........................              2.80%                           3.00%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
       E.S.P. AND GMWB SELECTED....................              3.00%                           3.20%


--------------
 (1)   We do not currently assess the transfer charge.
 (2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
 (3)   The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.53%                          4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------              ------------- ---------------- ---------- -------------- ----------------- -----------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%       0.91%           0.08%              0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%            --                 -- (1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........      0.66%          0.25%         0.04%       0.95%            --                0.95%
   Growth Fund -- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --                0.64%
   Growth-Income Fund --
     Class 2 Shares*..........      0.33%          0.25%         0.01%       0.59%           0.00%              0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%       1.05%           0.04%              1.01%(2)
   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.20%       1.05%            --                1.05%(3)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......      1.25%          0.25%         0.30%       1.80%            --                1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.69%          0.25%         0.22%       1.16%           0.04%              1.12%(4)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.81%          0.25%         0.07%       1.13%            --                1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%       0.77%            --                0.77%
   Diversified Strategic
     Income Portfolio.........      0.65%           --           0.11%       0.76%            --                0.76%
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --                0.60%
   Fundamental Value Portfolio      0.75%           --           0.02%       0.77%            --                0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     -- Service Shares*.......      0.65%          0.25%         0.02%       0.92%            --                0.92%

                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------              ------------- ---------------- ---------- -------------- ----------------- -----------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*...............       0.75%         0.25%         0.42%       1.42%           0.17%              1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio       0.50%          --           0.35%       0.85%            --                0.85%
   Mid-Cap Value Portfolio....       0.75%          --           0.33%       1.08%            --                1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............       0.65%         0.25%         0.18%       1.08%            --                1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................       0.75%         0.25%         0.08%       1.08%            --                1.08%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....       0.25%         0.15%         0.26%       0.66%           0.01%              0.65%(7)
   Total Return Portfolio --
     Administrative Class*....       0.25%         0.15%         0.26%       0.66%           0.01%              0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................       0.77%         0.25%         0.22%       1.24%            --                1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.       0.80%         0.25%         0.12%       1.17%            --                1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....       0.85%          --           0.13%       0.98%            --                0.98%
   Investors Fund -- Class I..       0.70%          --           0.12%       0.82%            --                0.82%
   Small Cap Growth Fund --
     Class I..................       0.75%          --           0.51%       1.26%            --                1.26%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core
     Portfolio................       0.75%          --           0.16%       0.91%            --                0.91%
   Smith Barney Premier
     Selections All Cap Growth
     Portfolio................       0.75%          --           0.15%       0.90%            --                0.90%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........       0.75%         0.25%         0.31%       1.31%            --                 --(17)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....       0.75%         0.25%         1.35%       2.35%            --                 --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....       0.75%         0.25%         0.39%       1.39%            --                 --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........       0.75%         0.25%         1.35%       2.35%            --                 --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....       0.75%          --           0.12%       0.87%            --                0.87%(12)
   Large Cap Portfolio........       0.75%          --           0.11%       0.86%            --                0.86%(12)
   Lazard International Stock
     Portfolio................       0.83%          --           0.17%       1.00%            --                1.00%(10)
   Merrill Lynch Large Cap
     Core Portfolio...........       0.80%          --           0.19%       0.99%            --                0.99%(11)
   MFS Emerging Growth
     Portfolio................       0.75%          --           0.14%       0.89%            --                0.89%(12)
   MFS Value Portfolio........       0.75%          --           0.33%       1.08%            --                 --(11)
   Pioneer Fund Portfolio.....       0.72%          --           0.40%       1.12%            --                1.12%(13)

                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------              ------------- ---------------- ---------- -------------- ----------------- -----------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --                0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --                0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --                1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%       4.72%           3.72%              1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%       0.82%            --                0.82%
   Smith Barney High Income
     Portfolio................      0.60%           --           0.09%       0.69%            --                0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%       0.79%            --                0.79%
   Smith Barney Mid Cap Core
     Portfolio................      0.75%           --           0.10%       0.85%            --                0.85%
   Smith Barney Money Market
     Portfolio................      0.50%           --           0.03%       0.53%            --                0.53%
   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --                0.84%
   Travelers Managed Income
     Portfolio................      0.65%           --           0.03%       0.68%            --                0.68%
   Van Kampen Enterprise
     Portfolio................      0.70%           --           0.10%       0.80%            --                0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares...........      0.70%           --           0.07%       0.77%            --                0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%       1.15%            --                 --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*...........      0.58%          0.10%         0.09%       0.77%            --                 --(15)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --                 --(16)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES

 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.
 (2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.
 (3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
 (4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).
 (5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
 (6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (7) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.
 (8) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.
 (10) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (11) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (12) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.
 (15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.
 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION...                                                            REIMBURSEMENT          OPERATING EXPENSES
       ------------------                                                      ------------------------  ------------------------
       Multiple Discipline Portfolio -- All Cap Growth and Value...........             0.31%                     1.00%
       Multiple Discipline Portfolio -- Balanced All Cap Growth and Value..             1.35%                     1.00%
       Multiple Discipline Portfolio -- Global All Cap Growth and Value....             0.39%                     1.00%
       Multiple Discipline Portfolio -- Large Cap Growth and Value.........             1.35%                     1.00%
       MFS Value Portfolio.................................................             0.08%                     1.00%
       Smith Barney Small Cap Growth Opportunities Portfolio...............             0.25%                     0.90%
       Contrafund(R)Portfolio -- Service Class..............................            0.02%                     0.75%
       Mid Cap Portfolio -- Service Class 2................................             0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN:        ANNUITIZED AT THE END OF PERIOD SHOWN:
                                        ---------------------------------------- ----------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                        -------- ---------- ---------  --------- -------- ---------- ---------  ---------
Underlying Fund with Maximum Total        667      1967       3222       6176      667      1967       3222       6176
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............   257       790       1350       2875      257       790       1350       2875


EXAMPLE 2 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN:        ANNUITIZED AT THE END OF PERIOD SHOWN:
                                        ---------------------------------------- ----------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                        -------- ---------- ---------  --------- -------- ---------- ---------  ---------
Underlying Fund with Maximum Total        667      1967       3222       6176      667      1967       3222       6176
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............   257       790       1350       2875      257       790       1350       2875


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Vintage Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       85
      Enhanced Death Benefit                                                       75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day.

The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B           appreciation. The Fund normally             ("Alliance")
                                           invests in dividend-paying common
                                           stocks considered to be good quality.

   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2           Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                                normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2           Seeks capital appreciation and income.      CRM
     Shares                                The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2      Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                                Fund normally invests in small
                                           capitalization companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund        Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 2 Shares                     Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio                             normally invests in fixed income            Subadviser: Smith Barney Global
                                           securities.                                 Capital Management, Inc.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --             Seeks capital growth. The Fund              Janus Capital Management LLC
     Service Shares                        normally invests in equity securities       ("Janus Capital")
                                           of mid-sized companies.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio              Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies. The
                                           Small Cap Growth segment invests in
                                           small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium companies
                                           with the stability of high-quality
                                           large company growth stocks. The All
                                           Cap Value segment invests in companies
                                           whose market prices are attractive in
                                           relation to their business
                                           fundamentals.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio --        Seeks long-term growth of capital           SBFM
     Balanced All Cap Growth and Value     balanced principal preservation. The
                                           Fund normally invests in equity and
                                           fixed-income growth securities. The
                                           Fund consists of three segments. The
                                           All Cap Growth segment combines the
                                           growth potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals. The
                                           Government Securities Management
                                           (7-Year) segment invests in short and
                                           intermediate term U.S. government
                                           securities with an average maturity of
                                           7 years.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth segment
                                           focuses on high-quality stocks with
                                           consistent growth. The Large Cap Value
                                           segment invests in established
                                           undervalued companies. The Mid/Small
                                           Cap Growth segment invests in small
                                           and medium sized companies with strong
                                           fundamentals and earnings growth
                                           potential. The International/ADR
                                           segment seeks to build long-term
                                           well-diversified portfolios with
                                           exceptional risk/reward
                                           characteristics.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality stocks with consistent
                                           growth. The Large Cap Value segment
                                           invests in established undervalued
                                           companies.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock       Subadviser: Massachusetts
                                           and related securities of emerging          Financial Services ("MFS")
                                           growth companies.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                           equity securities that are carefully        Management Inc.
                                           selected, reasonably priced securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam
                                           normally invests in debt securities of
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital. The      SBFM
                                           Fund normally invests in equities, or
                                           similar securities, of medium sized
                                           companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: Fidelity Management &
                                           securities, primarily in common stocks      Research Company ("FMR")
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I       Seeks capital appreciation. The Fund        Van Kampen
     Shares                                normally invests in common stocks of
                                           emerging growth companies.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.       FMR
     Class                                 The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract year two (or GMWB election year two):

--------------------- ----------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
--------------------- ----------------------------------------------------- ---------------------------------------------------
                      CONTRACT                                              CONTRACT
                        VALUE             RBB               AWB (5%)          VALUE             RBB              AWB (5%)
--------------------- ----------- -------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
--------------------- ----------- -------------------- -------------------- ----------- -------------------- ------------------
CONTRACT DATE (OR
GMWB EFFECTIVE DATE)   $100,000        $100,000              $5,000          $100,000        $100,000             $5,000
--------------------- ----------- -------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION YEAR)
TWO                    $115,000        $100,000              $5,000          $85,000         $100,000             $5,000
--------------------- ----------- -------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY AFTER                       $91,304                                               $88,235
WITHDRAWAL,                                                  $4,565                                               $4,412
CONTRACT YEAR (OR                     [100,000 -                                            [100,000 -
GMWB ELECTION YEAR)                    (100,000          [5,000 - (5,000                     (100,000         [5,000 - (5,000
TWO                    $105,000    x10,000/115,000)]    x10,000/115,000)]    $75,000     x10,000/85,000)]    x10,000/85,000)]
--------------------- ----------- -------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $8,696                $435           $10,000          $11,765              $588
--------------------- ----------- -------------------- -------------------- ----------- -------------------- ------------------

You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a) the Contract Value on the Death Report Date;

       b) the Adjusted Purchase Payment (as described below) *

       c) the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a)    the Contract Value on the Death Report Date

       b)    the Adjusted Purchase Payment (as described below)*

       c)    the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

       (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

       (b) any Purchase Payments made during the previous Contract Year

       (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

       (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

       (b) any Purchase Payments made since the previous Contract Date anniversary

       (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 -- 16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the Partial Surrender Reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. THIS PROVISION MUST BE ELECTED AT TIME OF APPLICATION.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE INITIAL CONTRACT VALUE. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-----------------------------------    -------------------------    --------------------------------------    --------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                      APPLY*
-----------------------------------    -------------------------    --------------------------------------    --------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-----------------------------------    -------------------------    --------------------------------------    --------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-----------------------------------    -------------------------    --------------------------------------    --------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
-----------------------------------    -------------------------    --------------------------------------    --------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
-----------------------------------    -------------------------    --------------------------------------    --------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
-----------------------------------    -------------------------    --------------------------------------    --------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
-----------------------------------    -------------------------    --------------------------------------    --------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
-----------------------------------    -------------------------    --------------------------------------    --------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
-----------------------------------    -------------------------    --------------------------------------    --------------------

-----------------------------------    -------------------------    --------------------------------------    --------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                      APPLY*
-----------------------------------    -------------------------    --------------------------------------    --------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is treated
                                                                                                              as death of the owner
                                                                                                              in these
                                                                                                              circumstances.)
-----------------------------------    -------------------------    --------------------------------------    --------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    --------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    --------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    --------------------


                               QUALIFIED CONTRACTS

-----------------------------------    -------------------------    --------------------------------------    --------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                      APPLY*
-----------------------------------    -------------------------    --------------------------------------    --------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
-----------------------------------    -------------------------    --------------------------------------    --------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    --------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-----------------------------------    -------------------------    --------------------------------------    --------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate

Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
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                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.313                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.195                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.373                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.350                  24,218

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.321                  35,637

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (3/03).........   2003        1.000           1.398                   2,000

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2003        1.000           1.264                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (3/03)............................................   2003        1.000           1.407                   1,000

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2003        1.000           1.224                  15,635

   Diversified Strategic Income Portfolio (3/03)............   2003        1.000           1.077                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2003        1.000           1.264                      --

   Fundamental Value Portfolio (3/03).......................   2003        1.000           1.410                   2,008

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2003        1.000           1.318                   2,007

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.022                   6,058

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.379                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/03).   2003        1.000           1.546                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.406                      --

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.328                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.532                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (3/03).............   2003        1.000           1.216                   1,000

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03).........................................   2003        1.000           1.317                   1,000

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2003        1.000           1.286                  28,399

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.191                 171,664

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.310                   7,252

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2003        1.000           1.269                   2,000

The Travelers Series Trust
   Equity Income Portfolio (3/03)...........................   2003        1.000           1.322                      --

   Large Cap Portfolio (3/03)...............................   2003        1.000           1.226                      --

   Lazard International Stock Portfolio (3/03)..............   2003        1.000           1.326                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)............   2003        1.000           1.215                   5,450

   MFS Emerging Growth Portfolio (3/03).....................   2003        1.000           1.250                  13,181

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)................   2003        1.000           1.261                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.170                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (3/03)..........   2003        1.000           1.302                  12,641

   Smith Barney High Income Portfolio (3/03)................   2003        1.000           1.186                   1,000

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2003        1.000           1.384                  14,848

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2003        1.000           1.299                   1,014

   Smith Barney Money Market Portfolio (3/03)...............   2003        1.000           0.991                  29,412

   Strategic Equity Portfolio (3/03)........................   2003        1.000           1.272                      --

   Travelers Managed Income Portfolio (3/03)................   2003        1.000           1.044                   1,994

   Van Kampen Enterprise Portfolio (3/03)...................   2003        1.000           1.229                   1,000

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2003        1.000           1.215                   2,000

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03).........................................   2003        1.000           1.439                   1,000

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2003        1.000           1.289                   2,003

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.442                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.305                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.188                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.365                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.342                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.313                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (3/03).........   2003        1.000           1.389                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2003        1.000           1.256                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.436                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (3/03)............................................   2003        1.000           1.398                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2003        1.000           1.217                      --

   Diversified Strategic Income Portfolio (3/03)............   2003        1.000           1.071                      --

   Equity Index Portfolio -- Class II Shares (3/03).........   2003        1.000           1.256                      --

   Fundamental Value Portfolio (3/03).......................   2003        1.000           1.401                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2003        1.000           1.309                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.325                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.039                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.016                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.371                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/03).   2003        1.000           1.536                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.398                      --

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.320                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.523                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (3/03).............   2003        1.000           1.209                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03).........................................   2003        1.000           1.309                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2003        1.000           1.278                  20,408

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2003        1.000           1.184                 294,612
   and Value (3/03).........................................

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.302                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2003        1.000           1.261                      --

The Travelers Series Trust
   Equity Income Portfolio (3/03)...........................   2003        1.000           1.314                      --

   Large Cap Portfolio (3/03)...............................   2003        1.000           1.219                      --

   Lazard International Stock Portfolio (3/03)..............   2003        1.000           1.318                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)............   2003        1.000           1.208                      --

   MFS Emerging Growth Portfolio (3/03).....................   2003        1.000           1.242                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.207                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)................   2003        1.000           1.253                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.163                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2003        1.000           1.294                      --

   Smith Barney High Income Portfolio (3/03)................   2003        1.000           1.178                      --

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2003        1.000           1.376                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2003        1.000           1.291                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Money Market Portfolio (3/03)...............   2003        1.000           0.985                      --

   Strategic Equity Portfolio (3/03)........................   2003        1.000           1.264                      --

   Travelers Managed Income Portfolio (3/03)................   2003        1.000           1.037                      --

   Van Kampen Enterprise Portfolio (3/03)...................   2003        1.000           1.222                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2003        1.000           1.208                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03).........................................   2003        1.000           1.430                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2003        1.000           1.281                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.434                      --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (4/03)...........................................   2003        1.000           1.313                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.195                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2003        1.000           1.373                 299,589

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.350                 504,328

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.321                 625,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/03).........   2003        1.000           1.398                  76,045

   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2003        1.000           1.264                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                  90,090

   Templeton Foreign Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.407                 121,178

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)............................   2003        1.000           1.224                  71,023

   Diversified Strategic Income Portfolio (4/03)............   2003        1.000           1.077                 664,067

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Equity Index Portfolio -- Class II Shares (5/03).........   2003        1.000           1.264                  40,091

   Fundamental Value Portfolio (3/03).......................   2003        1.000           1.410                 196,716

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2003        1.000           1.318                  70,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                   4,911

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 166,385

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                 548,984

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.022                 395,456

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.379                  11,655

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03).   2003        1.000           1.546                  29,737

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.406                   9,776

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.328                  16,418

   Small Cap Growth Fund -- Class I (5/03)..................   2003        1.000           1.532                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/03).............   2003        1.000           1.216                   7,907

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03).........................................   2003        1.000           1.317                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2003        1.000           1.286                 774,888

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (4/03).........................................   2003        1.000           1.191                 170,815

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.310                  85,272

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03).............................................   2003        1.000           1.269                  28,462

The Travelers Series Trust
   Equity Income Portfolio (3/03)...........................   2003        1.000           1.322                  47,301

   Large Cap Portfolio (7/03)...............................   2003        1.000           1.226                      --

   Lazard International Stock Portfolio (5/03)..............   2003        1.000           1.326                      --

   Merrill Lynch Large Cap Core Portfolio (4/03)............   2003        1.000           1.215                      --

   MFS Emerging Growth Portfolio (6/03).....................   2003        1.000           1.250                  30,710

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2003        1.000           1.261                  32,017

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.170                 586,917

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (4/03)..........   2003        1.000           1.302                 337,891

   Smith Barney High Income Portfolio (3/03)................   2003        1.000           1.186               1,457,539

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2003        1.000           1.384                  96,688

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2003        1.000           1.299                      --

   Smith Barney Money Market Portfolio (3/03)...............   2003        1.000           0.991                 295,928

   Strategic Equity Portfolio (5/03)........................   2003        1.000           1.272                  32,496

   Travelers Managed Income Portfolio (3/03)................   2003        1.000           1.044                 148,736

   Van Kampen Enterprise Portfolio (7/03)...................   2003        1.000           1.229                  32,411

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (5/03).......   2003        1.000           1.215                  65,600

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03).........................................   2003        1.000           1.439                   3,841

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2003        1.000           1.289                  27,047

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.442                  30,351

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (4/03)...........................................   2003        1.000           1.305                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.188                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2003        1.000           1.365                  28,454

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.342                 213,259

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.313                 284,259

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/03).........   2003        1.000           1.389                 103,605

   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2003        1.000           1.256                  46,060

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.436                   7,622

   Templeton Foreign Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.398                 103,046

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)............................   2003        1.000           1.217                  61,742

   Diversified Strategic Income Portfolio (4/03)............   2003        1.000           1.071                      --

   Equity Index Portfolio -- Class II Shares (5/03).........   2003        1.000           1.256                      --

   Fundamental Value Portfolio (3/03).......................   2003        1.000           1.401                  76,576

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2003        1.000           1.309                   7,122

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.325                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.039                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.016                 211,805

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.371                   4,592

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03).   2003        1.000           1.536                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.398                   7,535

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.320                   4,204

   Small Cap Growth Fund -- Class I (5/03)..................   2003        1.000           1.523                   5,421

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/03).............   2003        1.000           1.209                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03).........................................   2003        1.000           1.309                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2003        1.000           1.278                 301,922

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2003        1.000           1.184                      --
   and Value (4/03).........................................

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2003        1.000           1.302                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03).............................................   2003        1.000           1.261                 103,223

The Travelers Series Trust
   Equity Income Portfolio (3/03)...........................   2003        1.000           1.314                   4,973

   Large Cap Portfolio (7/03)...............................   2003        1.000           1.219                  25,838

   Lazard International Stock Portfolio (5/03)..............   2003        1.000           1.318                  12,320

   Merrill Lynch Large Cap Core Portfolio (4/03)............   2003        1.000           1.208                      --

   MFS Emerging Growth Portfolio (6/03).....................   2003        1.000           1.242                  10,551

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.207                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2003        1.000           1.253                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.163                   8,981

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (4/03)..........   2003        1.000           1.294                 167,057

   Smith Barney High Income Portfolio (3/03)................   2003        1.000           1.178                  13,312

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2003        1.000           1.376                  44,935

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2003        1.000           1.291                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Money Market Portfolio (3/03)...............   2003        1.000           0.985                      --

   Strategic Equity Portfolio (5/03)........................   2003        1.000           1.264                      --

   Travelers Managed Income Portfolio (3/03)................   2003        1.000           1.037                      --

   Van Kampen Enterprise Portfolio (7/03)...................   2003        1.000           1.222                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (5/03).......   2003        1.000           1.208                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03).........................................   2003        1.000           1.430                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2003        1.000           1.281                  33,217

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.434                  15,148


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.


Name:
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Address:
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L-19949                                                              May 3, 2004

                 PORTFOLIO ARCHITECT ACCESS ANNUITY PROSPECTUS:
                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes PORTFOLIO ARCHITECT ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

Your premium ("Purchase Payments") accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                                  PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                         Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                          Total Return Portfolio -- Administrative Class
Money Market Portfolio                                                     PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                          Putnam VT Small Cap Value Fund -- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B(1)                SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                               All Cap Fund -- Class I(5)
   Global Growth Fund -- Class 2 Shares                                       Investors Fund -- Class I
   Growth Fund -- Class 2 Shares                                              Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                                       Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                                         THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                                 Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                              Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --              Equity Income Portfolio
     Initial Shares                                                           Federated High Yield Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders                     Federated Stock Portfolio
     Portfolio -- Initial Shares(2)                                           Large Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                          Lazard International Stock Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                            Merrill Lynch Large Cap Core Portfolio(6)
   Templeton Developing Markets Securities Fund -- Class 2 Shares             MFS Emerging Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                        MFS Mid Cap Growth Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                         MFS Value Portfolio
GREENWICH STREET SERIES FUND                                                  Pioneer Fund Portfolio(7)
   Equity Index Portfolio -- Class II Shares                                  Social Awareness Stock Portfolio
   Salomon Brothers Variable Aggressive Growth Fund -- Class I Shares(3)      Travelers Quality Bond Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I Shares           U.S. Government Securities Portfolio
JANUS ASPEN SERIES                                                         TRAVELERS SERIES FUND INC.
   Global Technology Portfolio -- Service Shares                              AIM Capital Appreciation Portfolio
LAZARD RETIREMENT SERIES, INC.                                                MFS Total Return Portfolio
   Lazard Retirement Small Cap Portfolio                                      Pioneer Strategic Income Portfolio(8)
LORD ABBETT SERIES FUND, INC.                                                 SB Adjustable Rate Income Portfolio Smith Barney Class
   Growth and Income Portfolio                                                Strategic Equity Portfolio(9)
   Mid-Cap Value Portfolio                                                 VAN KAMPEN LIFE INVESTMENT TRUST
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                                     Comstock Portfolio Class II Shares
   Merrill Lynch Global Allocation V.I. Fund -- Class III                  VARIABLE INSURANCE PRODUCTS FUND II
   Merrill Lynch Small Cap Value V.I. Fund -- Class III                       Contrafund(R) Portfolio -- Service Class 2
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                         VARIABLE INSURANCE PRODUCTS FUND III
   Oppenheimer Main Street Fund/VA -- Service Shares(4)                       Dynamic Capital Appreciation Portfolio -- Service
                                                                                Class 2
                                                                              Mid Cap Portfolio -- Service Class 2
--------------
(1)  Formerly Premier Growth Portfolio -- Class B                                  (5)  Formerly Capital Fund -- Class I
(2)  Formerly Small Cap Portfolio -- Initial Shares                                (6)  Formerly MFS Research Portfolio
(3)  Formerly Salomon Brothers Variable Emerging Growth Fund -- Class I Shares     (7)  Formerly Utilities Portfolio
(4)  Formerly Oppenheimer Main Street Growth & Income Fund/VA --                   (8)  Formerly Putnam Diversified Income Portfolio
       Service Shares                                                              (9)  Formerly Alliance Growth Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (HTTP://WWW.SEC.GOV). See Appendix A for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 3, 2004

                                TABLE OF CONTENTS

Glossary..............................................   3     Payment Options.......................................  34
Summary...............................................   5        Election of Options................................  34
Fee Table.............................................   8        Annuity Options....................................  35
Condensed Financial Information.......................  14        Variable Liquidity Benefit ........................  35
The Annuity Contract..................................  14     Miscellaneous Contract Provisions.....................  35
   Contract Owner Inquiries...........................  15        Right to Return....................................  35
   Purchase Payments..................................  15        Termination........................................  36
   Accumulation Units.................................  15        Required Reports...................................  36
   The Variable Funding Options.......................  15        Suspension of Payments.............................  36
Charges and Deductions................................  21     The Separate Accounts.................................  36
   General............................................  21        Performance Information............................  37
   Transfer Charge....................................  22     Federal Tax Considerations............................  37
   Administrative Charges.............................  22        General Taxation of Annuities......................  37
   Mortality and Expense Risk Charge..................  22        Types of Contracts: Qualified and Non-qualified....  37
   Guaranteed Minimum Withdrawal Benefit Charge.......  22        Qualified Annuity Contracts........................  37
   Enhanced Stepped-Up Provision Charge...............  22          Taxation of Qualified Annuity Contracts..........  38
   Variable Funding Option Expenses...................  23          Mandatory Distributions for Qualified Plans......  38
   Premium Tax........................................  23        Non-qualified Annuity Contracts....................  38
   Changes in Taxes Based upon Premium or Value.......  23          Diversification Requirements for
Transfers.............................................  23            Variable Annuities.............................  39
   Dollar Cost Averaging..............................  24          Ownership of the Investments.....................  39
Access to Your Money..................................  24          Taxation of Death Benefit Proceeds...............  39
   Guaranteed Minimum Withdrawal Benefit..............  25        Other Tax Considerations...........................  39
   Systematic Withdrawals.............................  26          Treatment of Charges for Optional Benefits.......  39
Ownership Provisions..................................  27          Penalty Tax for Premature Distribution...........  40
   Types of Ownership.................................  27          Puerto Rico Tax Considerations...................  40
     Contract Owner...................................  27          Non-Resident Aliens..............................  40
     Beneficiary......................................  27     Other Information.....................................  40
     Annuitant........................................  27        The Insurance Companies............................  40
Death Benefit.........................................  28        Financial Statements...............................  40
   Death Proceeds before the Maturity Date............  28        Distribution of Variable Annuity Contracts.........  41
   Enhanced Stepped-Up Provision......................  30        Conformity with State and Federal Laws.............  42
   Payment of Proceeds................................  30        Voting Rights......................................  42
   Spousal Contract Continuance.......................  32        Restrictions on Financial Transactions.............  42
   Beneficiary Contract Continuance...................  32        Legal Proceedings and Opinions.....................  42
   Death Proceeds after the Maturity Date.............  33     Appendix A: Condensed Financial Information
The Annuity Period....................................  33        for The Travelers Separate Account 2002............ A-1
   Maturity Date......................................  33     Appendix B: Condensed Financial Information
   Allocation of Annuity..............................  33        for The Travelers Separate Account 2002............ B-1
   Variable Annuity...................................  34     Appendix C: Contents of the Statement of
   Fixed Annuity......................................  34        Additional Information............................. C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       PORTFOLIO ARCHITECT ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE.........................................    $10(1)
       (assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                             STANDARD DEATH BENEFIT            ENHANCED DEATH BENEFIT
                                                         --------------------------------  --------------------------------
Mortality and Expense Risk Charge.....................                1.55%                             1.75%
Administrative Expense Charge.........................                0.15%                             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED............................                1.70%                             1.90%
Optional E.S.P. Charge................................                0.20%                             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.........................................                1.90%                             2.10%
Maximum Optional GMWB Charge..........................                1.00%(3)                          1.00%(3)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
SELECTED..............................................                2.70%                             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB SELECTED.........................................                2.90%                             3.10%

--------------
 (1)   We do not currently assess the transfer charge.
 (2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
 (3)   The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
-----------------------------------------------------------     --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.42%                          4.73%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------              ------------- ---------------- ---------- -------------- ----------------- -----------------
Capital Appreciation Fund.....      0.75%           --           0.07%       0.82%            --                 0.82%(1)
High Yield Bond Trust.........      0.52%           --           0.13%       0.65%            --                 0.65%(2)
Managed Assets Trust..........      0.50%           --           0.09%       0.59%            --                 0.59%(1)
Money Market Portfolio........      0.32%           --           0.10%       0.42%            --                 0.42%(3)
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................      1.00%          0.25%         0.05%       1.30%            --                  -- (4)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........      0.66%          0.25%         0.04%       0.95%            --                 0.95%
   Growth Fund -- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --                 0.64%
   Growth-Income Fund --
     Class 2 Shares*..........      0.33%          0.25%         0.01%       0.59%           0.00%               0.59%
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class........      0.75%           --           0.11%       0.86%            --                 0.86%(5)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares........      0.75%           --           0.05%       0.80%            --                 0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................      0.75%           --           0.07%       0.82%            --                 0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.20%       1.05%            --                 1.05%(6)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......      1.25%          0.25%         0.30%       1.80%            --                 1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.69%          0.25%         0.22%       1.16%           0.04%               1.12%(7)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.81%          0.25%         0.07%       1.13%            --                 1.13%(8)

                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------              ------------- ---------------- ---------- -------------- ----------------- -----------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --                 0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund
     -- Class I Shares........      0.95%           --           0.61%       1.56%            --                 1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares...........      0.65%           --           0.62%       1.27%            --                 1.27%
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........      0.65%          0.25%         0.02%       0.92%            --                 0.92%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................      0.65%          0.25%         0.32%       1.22%            --                 1.22%
   Global Technology
     Portfolio -- Service
     Shares*..................      0.65%          0.25%         0.20%       1.10%            --                 1.10%
   Worldwide Growth Portfolio
     -- Service Shares*+......      0.65%          0.25%         0.06%       0.96%            --                 0.96%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.42%       1.42%           0.17%               1.25%(9)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.35%       0.85%            --                 0.85%
   Mid-Cap Value Portfolio....      0.75%           --           0.33%       1.08%            --                 1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............      0.65%          0.25%         0.18%       1.08%            --                 1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................      0.75%          0.25%         0.08%       1.08%            --                 1.08%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service
     Shares*..................      0.68%          0.25%         0.03%       0.96%            --                 0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(10)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.77%          0.25%         0.22%       1.24%            --                 1.24%(12)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.      0.80%          0.25%         0.12%       1.17%            --                 1.17%(12)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%       0.98%            --                 0.98%
   Investors Fund -- Class I..      0.70%           --           0.12%       0.82%            --                 0.82%
   Large Cap Growth Fund --
     Class I..................      0.75%           --           3.98%       4.73%            --                  --(23)
   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.51%       1.26%            --                 1.26%

                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
-----------------              ------------- ---------------- ---------- -------------- ----------------- -----------------
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................      0.60%           --           0.18%       0.78%            --                 0.78%(13)
   Disciplined Mid Cap Stock
     Portfolio................      0.70%           --           0.12%       0.82%            --                 0.82%(15)
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --                 0.87%(15)
   Federated High Yield
     Portfolio................      0.65%           --           0.25%       0.90%            --                 0.90%(15)
   Federated Stock Portfolio..      0.63%           --           0.28%       0.91%            --                 0.91%(15)
   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --                 0.86%(15)
   Lazard International Stock
     Portfolio................      0.83%           --           0.17%       1.00%            --                 1.00%(1)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --                 0.99%(14)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --                 0.89%(15)
   MFS Mid Cap Growth
     Portfolio................      0.80%           --           0.12%       0.92%            --                 0.92%(14)
   MFS Value Portfolio........      0.75%           --           0.33%       1.08%            --                  --(14)
   Pioneer Fund Portfolio.....      0.72%           --           0.40%       1.12%            --                 1.12%(16)
   Social Awareness Stock
     Portfolio................      0.62%           --           0.16%       0.78%            --                 0.78%(1)
   Travelers Quality Bond
     Portfolio................      0.32%           --           0.11%       0.43%            --                 0.43%(17)
   U.S. Government Securities
     Portfolio................      0.32%           --           0.10%       0.42%            --                 0.42%(1)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --                 0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --                 1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%       4.72%           3.72%               1.00%(18)
   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --                 0.84%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*...............      0.60%          0.25%         0.05%       0.90%            --                 0.90%
   Enterprise Portfolio Class
     II Shares*+..............      0.50%          0.25%         0.14%       0.89%            --                  --(19)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.10%       0.93%            --                  --(20)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*......      0.58%          0.25%         1.27%       2.10%            --                  --(21)
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --                  --(22)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES

 (1) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (3) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.
 (5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.
 (6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
 (7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).
 (8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
 (9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
 (10) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.
 (11) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
 (12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.
 (13) Fund has a voluntary waiver of 0.80%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (14) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (15) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (17) Fund has a voluntary waiver of 0.75%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
 (18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.
 (19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.
 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.
 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.
 (22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
 (23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                           VOLUNTARY FEE
                                                                           WAIVER AND/OR
                                                                              EXPENSE                NET TOTAL ANNUAL
       FUNDING OPTION                                                      REIMBURSEMENT            OPERATING EXPENSES
       ---------------                                                 -----------------------   -------------------------
       Large Cap Growth Fund -- Class I...........................             3.73%                      1.00%
       MFS Value Portfolio........................................             0.08%                      1.00%
       Enterprise Portfolio Class II Shares.......................             0.04%                      0.85%
       Contrafund(R) Portfolio -- Service Class 2.................             0.03%                      0.90%
       Dynamic Capital Appreciation Portfolio -- Service Class 2..             0.95%                      1.15%
       Mid Cap Portfolio -- Service Class 2.......................             0.02%                      0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ----------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  -------- ----------  --------- --------- -------- -----------
Underlying Fund with Maximum Total          773      2253      3651      6812        773       2253     3651       6812
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............     356      1083      1831      3801        356       1083     1831       3801

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS  10 YEARS
----------------                          --------- --------- --------  ---------  --------  --------  -------- ----------
Underlying Fund with Maximum Total          716       2100     3423       6479       716      2100      3423      6479
Annual Operating Expenses.............
Underlying Fund with Minimum Total
Annual Operating Expenses.............      296       907      1543       3252       296       907      1543      3252

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Portfolio Architect Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       85
      Enhanced Death Benefit                                                       75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.

High Yield Bond Trust                      Seeks high current income. The Fund         TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2           Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                                normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2           Seeks capital appreciation and income.      CRM
     Shares                                The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund        Seeks long term capital growth              The Dreyfus Corporation
     -- Appreciation Portfolio --          consistent with the preservation of         ("Dreyfus")
     Initial Shares                        capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund        Seeks to maximize capital                   Dreyfus
     -- Developing Leaders Portfolio       appreciation. The Fund normally
     -- Initial Shares                     invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund        Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 2 Shares                     Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class       normally invests in common stocks of        ("SBAM")
     I Shares                              companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets may
                                           also be invested in small to medium
                                           sized companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital          SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,             Janus Capital
     Shares+                               consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: TIMCO
                                           securities of companies with mid-size
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company (`Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity         Subadviser: Federated Equity
                                           securities that are selected on the         Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock       Subadviser: Massachusetts
                                           and related securities of emerging          Financial Services ("MFS")
                                           growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                           equity securities that are carefully        Management Inc.
                                           selected, reasonably priced securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment             ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain investment
                                           criteria and social criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam
                                           normally invests in debt securities of
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

                                                         INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                 o the number of transfers you made within the previous three months;

                 o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                 o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

  ------------------- ------------------------------------------------------ ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------- ------------------------------------------------------ ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
  ------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
  VALUES AS OF
  ------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
  Contract Date        $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
  ------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
  IMMEDIATELY PRIOR    $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
  TO WITHDRAWAL,
  CONTRACT YEAR TWO
  ------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235             $4,412
  WITHDRAWAL,                     [100,000 - (100,000     [5,000 - (5,000                    [100,000 -        [5,000 - (5,000
  CONTRACT YEAR TWO                x10,000/115,000)]     x10,000/115,000)]                    (100,000        x10,000/85,000)]
                                                                                          x10,000/85,000)]
  ------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------

  ------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
  CHANGE IN VALUE      $10,000           $8,696                $435           $10,000          $11,765               $588
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a) the Contract Value on the Death Report Date

       b) the Adjusted Purchase Payment (as described below)*

       c) the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

       a)    the Contract Value on the Death Report Date

       b)    the Adjusted Purchase Payment (as described below)*

       c)    the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

       (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

       (b) any Purchase Payments made during the previous Contract Year

       (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal (a) plus (b) minus (c), where:

       (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

       (b) any Purchase Payments made since the previous Contract Date anniversary

       (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------    -------------------------    --------------------------------------    -----------------
                                                                                                              MANDATORY
BEFORE THE MATURITY DATE, UPON        THE COMPANY WILL PAY                                                   PAYOUT RULES
       THE DEATH OF THE                 THE PROCEEDS TO:         UNLESS. . .                                    APPLY*
--------------------------------    -------------------------    --------------------------------------    -----------------
OWNER (WHO IS NOT THE               The beneficiary (ies),       Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT           or if none, to the           continue the Contract rather than
OWNER)                              CONTRACT OWNER'S estate.     receive the distribution.
--------------------------------    -------------------------    --------------------------------------    -----------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)               or if none, to the           continue the Contract rather than
                                    CONTRACT OWNER'S estate.     receive the distribution.
--------------------------------    -------------------------    --------------------------------------    -----------------
NON-SPOUSAL JOINT OWNER (WHO        The surviving joint                                                    Yes
IS NOT THE ANNUITANT)               owner.
--------------------------------    -------------------------    --------------------------------------    -----------------
NON-SPOUSAL JOINT OWNER (WHO        The beneficiary (ies),       Unless the beneficiary elects to          Yes
IS THE ANNUITANT)                   or if none, to the           continue the Contract rather than
                                    surviving joint owner.       receive a distribution.
--------------------------------    -------------------------    --------------------------------------    -----------------
SPOUSAL JOINT OWNER (WHO IS         The surviving joint          Unless the spousal beneficiary            Yes
NOT THE ANNUITANT)                  owner.                       elects to continue the Contract.
--------------------------------    -------------------------    --------------------------------------    -----------------
SPOUSAL JOINT OWNER (WHO IS         The beneficiary (ies),       Unless the spouse elects to continue      Yes
THE ANNUITANT)                      or if none, to the           the Contract.
                                    surviving joint owner.
                                                                 A spouse who is not the beneficiary
                                                                 may decline to receive the proceeds
                                                                 or to continue the Contract and
                                                                 instruct the Company to pay the
                                                                 beneficiary.
--------------------------------    -------------------------    --------------------------------------    -----------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                     or if none, to the           continue the Contract rather than
                                    CONTRACT OWNER.              receive the distribution.

                                                                 Or, if there is a CONTINGENT
                                                                 ANNUITANT, then the CONTINGENT
                                                                 ANNUITANT becomes the ANNUITANT and
                                                                 the Contract continues in effect
                                                                 (generally using the original
                                                                 MATURITY DATE). The proceeds will
                                                                 then be paid upon the death of the
                                                                 CONTINGENT ANNUITANT or owner.
--------------------------------    -------------------------    --------------------------------------    -----------------
ANNUITANT (WHO IS THE CONTRACT      See death of "Owner who                                                Yes
OWNER)                              is the ANNUITANT" above.
--------------------------------    -------------------------    --------------------------------------    -----------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL PERSON/TRUST)           or if none, to the                                                     ANNUITANT is
                                    owner.                                                                 treated as
                                                                                                           death of the
                                                                                                           owner in these
                                                                                                           circumstances.)
--------------------------------    -------------------------    --------------------------------------    -----------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
--------------------------------    -------------------------    --------------------------------------    -----------------
BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
--------------------------------    -------------------------    --------------------------------------    -----------------
CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
--------------------------------    -------------------------    --------------------------------------    -----------------

                                                      QUALIFIED CONTRACTS

--------------------------------    -------------------------    --------------------------------------    -----------------
                                                                                                              MANDATORY
BEFORE THE MATURITY DATE, UPON        THE COMPANY WILL PAY                                                   PAYOUT RULES
       THE DEATH OF THE                 THE PROCEEDS TO:         UNLESS. . .                                    APPLY*
--------------------------------    -------------------------    --------------------------------------    -----------------
OWNER / ANNUITANT                   The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                    or if none, to the           continue the Contract rather than
                                    CONTRACT OWNER'S estate.     receive a distribution.
--------------------------------    -------------------------    --------------------------------------    -----------------
BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
--------------------------------    -------------------------    --------------------------------------    -----------------
CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
--------------------------------    -------------------------    --------------------------------------    -----------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
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                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (3/03).........................   2003        1.000           1.240                   5,000

   Money Market Portfolio (3/03)............................   2003        1.000           0.992                 251,474

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.196                   2,000

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.374                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.352                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.322                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2003        1.000           1.302                   2,000

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/03)............................................   2003        1.000           1.213                   3,000

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2003        1.000           1.329                   3,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2003        1.000           1.265                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund -- Class 2     2003        1.000           1.445                   1,000
   Shares (5/03)............................................

   Templeton Growth Securities Fund -- Class 2 Shares (3/03)   2003        1.000           1.383                   1,000

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2003        1.000           1.265                  22,369

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (3/03)............................   2003        1.000           1.339                   2,000

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (3/03)............................   2003        1.000           1.288                   1,000

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2003        1.000           1.123                   3,000

   Global Life Sciences Portfolio -- Service Shares (3/03)..   2003        1.000           1.204                   1,000

   Global Technology Portfolio -- Service Shares (3/03).....   2003        1.000           1.428                   1,000

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2003        1.000           1.291                   2,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                   2,000

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                   2,000

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   1,000

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.046                   2,000

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.023                   2,005

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.380                     986

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/03).   2003        1.000           1.547                  10,196

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.407                      --

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.329                      --

   Large Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.388                   1,000

   Small Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.533                   1,000

The Travelers Series Trust
   Convertible Securities Portfolio (3/03)..................   2003        1.000           1.198                  16,073

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2003        1.000           1.351                   2,000

   Equity Income Portfolio (3/03)...........................   2003        1.000           1.323                   2,000

   Federated High Yield Portfolio (3/03)....................   2003        1.000           1.159                   1,000

   Federated Stock Portfolio (3/03).........................   2003        1.000           1.295                   2,000

   Large Cap Portfolio (3/03)...............................   2003        1.000           1.227                   2,000

   Lazard International Stock Portfolio (3/03)..............   2003        1.000           1.327                   1,000

   Merrill Lynch Large Cap Core Portfolio (3/03)............   2003        1.000           1.216                   1,000

   MFS Emerging Growth Portfolio (3/03).....................   2003        1.000           1.251                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (3/03)......................   2003        1.000           1.321                   1,000

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                   1,000

   Travelers Quality Bond Portfolio (3/03)..................   2003        1.000           1.033                  24,619

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)................   2003        1.000           1.262                   1,000

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.171                   2,006

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                   1,000

   Strategic Equity Portfolio (3/03)........................   2003        1.000           1.273                   2,000

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2003        1.000           1.315                  19,791

   Enterprise Portfolio -- Class II Shares (3/03)...........   2003        1.000           1.230                   2,000

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2003        1.000           1.278                  16,154

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/03)...........................................   2003        1.000           1.253                   1,000

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.444                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (3/03).........................   2003        1.000           1.232                      --

   Money Market Portfolio (3/03)............................   2003        1.000           0.986                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (3/03)...........................................   2003        1.000           1.189                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.366                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.343                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.314                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2003        1.000           1.294                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/03)............................................   2003        1.000           1.206                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2003        1.000           1.321                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2003        1.000           1.257                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.437                      --

   Templeton Growth Securities Fund -- Class 2 Shares (3/03)   2003        1.000           1.375                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2003        1.000           1.257                      --

   Salomon Brothers Variable Emerging Growth

   Fund -- Class I Shares (3/03)............................   2003        1.000           1.331                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Salomon Brothers Variable Growth & Income                   2003        1.000           1.281                      --
   Fund -- Class I Shares (3/03)............................

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2003        1.000           1.116                      --

   Global Life Sciences Portfolio -- Service Shares (3/03)..   2003        1.000           1.196                      --

   Global Technology Portfolio -- Service Shares (3/03).....   2003        1.000           1.419                      --

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2003        1.000           1.283                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.040                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.017                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.372                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/03).   2003        1.000           1.538                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.399                      --

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.321                      --

   Large Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.380                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2003        1.000           1.524                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/03)..................   2003        1.000           1.191                      --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2003        1.000           1.343                      --

   Equity Income Portfolio (3/03)...........................   2003        1.000           1.315                      --

   Federated High Yield Portfolio (3/03)....................   2003        1.000           1.152                      --

   Federated Stock Portfolio (3/03).........................   2003        1.000           1.287                      --

   Large Cap Portfolio (3/03)...............................   2003        1.000           1.219                      --

   Lazard International Stock Portfolio (3/03)..............   2003        1.000           1.319                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)............   2003        1.000           1.209                      --

   MFS Emerging Growth Portfolio (3/03).....................   2003        1.000           1.243                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2003        1.000           1.313                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                      --

   Travelers Quality Bond Portfolio (3/03)..................   2003        1.000           1.026                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)................   2003        1.000           1.254                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.164                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio -- Class I              2003        1.000           0.996                      --
   Shares (9/03)............................................

   Strategic Equity Portfolio (3/03)........................   2003        1.000           1.265                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2003        1.000           1.307                      --

   Enterprise Portfolio -- Class II Shares (3/03)...........   2003        1.000           1.222                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2003        1.000           1.270                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/03)...........................................   2003        1.000           1.245                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.435                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/03).........................   2003        1.000           1.240                  53,081

   Money Market Portfolio (5/03)............................   2003        1.000           0.992               1,000,853

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.196                  34,080

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2003        1.000           1.374                 180,398

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.352                 459,044

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.322                 346,672

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2003        1.000           1.302                  91,347

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (6/03)............................................   2003        1.000           1.213                  77,766

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/03)............................................   2003        1.000           1.329                 252,902

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2003        1.000           1.265                 251,429

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund -- Class 2     2003        1.000           1.445                  22,958
   Shares (5/03)............................................

   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2003        1.000           1.383                 543,306

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2003        1.000           1.265                 248,020

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (5/03)............................   2003        1.000           1.339                  84,927

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (7/03)............................   2003        1.000           1.288                     609

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2003        1.000           1.123                  60,106

   Global Life Sciences Portfolio -- Service Shares (8/03)..   2003        1.000           1.204                      --

   Global Technology Portfolio -- Service Shares (8/03).....   2003        1.000           1.428                  13,742

   Worldwide Growth Portfolio -- Service Shares (6/03)......   2003        1.000           1.291                 244,549

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                   1,622

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                 185,002

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                 197,186

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.067                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.046                 169,597

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.023                 512,238

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.380                   1,083

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03).   2003        1.000           1.547                 147,642

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.407                  74,066

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.329                  34,630

   Large Cap Growth Fund -- Class I (6/03)..................   2003        1.000           1.388                  70,004

   Small Cap Growth Fund -- Class I (5/03)..................   2003        1.000           1.533                  54,333

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)..................   2003        1.000           1.198                  49,694

   Disciplined Mid Cap Stock Portfolio (6/03)...............   2003        1.000           1.351                  70,945

   Equity Income Portfolio (3/03)...........................   2003        1.000           1.323                  51,756

   Federated High Yield Portfolio (3/03)....................   2003        1.000           1.159                 312,994

   Federated Stock Portfolio (11/03)........................   2003        1.000           1.295                  12,153

   Large Cap Portfolio (7/03)...............................   2003        1.000           1.227                  15,745

   Lazard International Stock Portfolio (5/03)..............   2003        1.000           1.327                  14,338

   Merrill Lynch Large Cap Core Portfolio (4/03)............   2003        1.000           1.216                      --

   MFS Emerging Growth Portfolio (6/03).....................   2003        1.000           1.251                 153,166

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (6/03)......................   2003        1.000           1.321                  36,767

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                  85,786

   Travelers Quality Bond Portfolio (5/03)..................   2003        1.000           1.033                 338,852

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2003        1.000           1.262                      --

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.171                 486,922

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                 175,840

   Strategic Equity Portfolio (5/03)........................   2003        1.000           1.273                   3,187

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2003        1.000           1.315                 196,030

   Enterprise Portfolio -- Class II Shares (7/03)...........   2003        1.000           1.230                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03)..........   2003        1.000           1.278                  52,719

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (10/03)..........................................   2003        1.000           1.253                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.444                 129,969

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/03).........................   2003        1.000           1.232                   4,262

   Money Market Portfolio (5/03)............................   2003        1.000           0.986                  50,215

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (6/03)...........................................   2003        1.000           1.189                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2003        1.000           1.366                   4,404

   Growth Fund -- Class 2 Shares (3/03).....................   2003        1.000           1.343                  20,944

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2003        1.000           1.314                  18,526

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2003        1.000           1.294                   1,441

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (6/03)............................................   2003        1.000           1.206                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/03)............................................   2003        1.000           1.321                   3,903

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2003        1.000           1.257                  15,059

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.437                   4,337

   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2003        1.000           1.375                   3,779

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2003        1.000           1.257                  19,303

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (5/03)....................................   2003        1.000           1.331                   1,419

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Salomon Brothers Variable Growth & Income                   2003        1.000           1.281                  14,858
   Fund -- Class I Shares (7/03)............................

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2003        1.000           1.116                      --

   Global Life Sciences Portfolio -- Service Shares (8/03)..   2003        1.000           1.196                      --

   Global Technology Portfolio -- Service Shares (8/03).....   2003        1.000           1.419                   1,252

   Worldwide Growth Portfolio -- Service Shares (6/03)......   2003        1.000           1.283                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                   5,744

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                   3,279

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.040                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2003        1.000           1.017                  20,129

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (3/03)............................................   2003        1.000           1.372                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03).   2003        1.000           1.538                   2,746

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2003        1.000           1.399                   1,350

   Investors Fund -- Class I (3/03).........................   2003        1.000           1.321                      --

   Large Cap Growth Fund -- Class I (6/03)..................   2003        1.000           1.380                      --

   Small Cap Growth Fund -- Class I (5/03)..................   2003        1.000           1.524                   2,732

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)..................   2003        1.000           1.191                      --

   Disciplined Mid Cap Stock Portfolio (6/03)...............   2003        1.000           1.343                   1,359

   Equity Income Portfolio (3/03)...........................   2003        1.000           1.315                  19,911

   Federated High Yield Portfolio (3/03)....................   2003        1.000           1.152                      --

   Federated Stock Portfolio (11/03)........................   2003        1.000           1.287                      --

   Large Cap Portfolio (7/03)...............................   2003        1.000           1.219                  19,765

   Lazard International Stock Portfolio (5/03)..............   2003        1.000           1.319                      --

   Merrill Lynch Large Cap Core Portfolio (4/03)............   2003        1.000           1.209                   3,277

   MFS Emerging Growth Portfolio (6/03).....................   2003        1.000           1.243                      --

   MFS Mid Cap Growth Portfolio (6/03)......................   2003        1.000           1.313                   4,392

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                      --

   Travelers Quality Bond Portfolio (5/03)..................   2003        1.000           1.026                  36,964

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)................   2003        1.000           1.254                   4,123

   MFS Total Return Portfolio (3/03)........................   2003        1.000           1.164                  11,563

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio -- Class I              2003        1.000           0.996                      --
   Shares (9/03)............................................

   Strategic Equity Portfolio (5/03)........................   2003        1.000           1.265                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2003        1.000           1.307                   7,970

   Enterprise Portfolio -- Class II Shares (7/03)...........   2003        1.000           1.222                  11,252

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/03)..........   2003        1.000           1.270                   4,088

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (10/03)..........................................   2003        1.000           1.245                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2003        1.000           1.435                      --

                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.

Name:
          --------------------------------------------------------
Address:
          --------------------------------------------------------

          --------------------------------------------------------

L-19948                                                              May 3, 2004

                  SCUDDER ADVOCATE ADVISOR ANNUITY PROSPECTUS:
                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes SCUDDER ADVOCATE ADVISOR ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

Your premium ("Purchase Payments") accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

CREDIT SUISSE TRUST                                                   SCUDDER VARIABLE SERIES II (CONTINUED)
   Credit Suisse Trust Emerging Market Portfolio                         Scudder Income & Growth Strategy Portfolio -- Class B
   Credit Suisse Trust Global Post-Venture Capital Portfolio             Scudder International Select Equity Portfolio -- Class B
DREYFUS INVESTMENT PORTFOLIO                                             Scudder Large Cap Value Portfolio -- Class B(2)
   Dreyfus MidCap Stock Portfolio -- Service Shares                      Scudder Money Market Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                           Scudder Small Cap Growth Portfolio -- Class B
   Dreyfus Socially Responsible Growth Fund, Inc. --                     Scudder Strategic Income Portfolio -- Class B
     Service Shares                                                      Scudder Technology Growth Portfolio -- Class B
INVESCO VARIABLE INVESTMENT FUNDS, INC.                                  Scudder Total Return Portfolio -- Class B
   INVESCO VIF -- Utilities Fund                                         SVS Davis Venture Value Portfolio -- Class B
SCUDDER VARIABLE SERIES I                                                SVS Dreman Financial Services Portfolio -- Class B
   21st Century Growth Portfolio -- Class B                              SVS Dreman High Return Equity Portfolio -- Class B
   Capital Growth Portfolio -- Class B                                   SVS Dreman Small Cap Value Portfolio -- Class B
   Global Discovery Portfolio -- Class B                                 SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   Growth and Income Portfolio -- Class B                                SVS Focus Value & Growth Portfolio -- Class B
   Health Sciences Portfolio -- Class B                                  SVS Index 500 Portfolio -- Class B
   International Portfolio -- Class B                                    SVS INVESCO Dynamic Growth Portfolio -- Class B
SCUDDER VARIABLE SERIES II                                               SVS Janus Growth And Income Portfolio -- Class B
   Scudder Aggressive Growth Portfolio -- Class B                        SVS Janus Growth Opportunites Portfolio -- Class B
   Scudder Blue Chip Portfolio -- Class B                                SVS MFS Strategic Value Portfolio -- Class B
   Scudder Conservative Income Strategy Portfolio -- Class B             SVS Oak Strategic Equity Portfolio -- Class B
   Scudder Fixed Income Portfolio -- Class B                             SVS Turner Mid Cap Growth Portfolio -- Class B
   Scudder Global Blue Chip Portfolio -- Class B                      SCUDDER VIT FUNDS
   Scudder Government & Agency Securities Portfolio -- Class B(1)        Scudder Real Estate Securities Portfolio -- Class B
   Scudder Growth & Income Strategy Portfolio -- Class B              THE ALGER AMERICAN FUND
   Scudder Growth Portfolio -- Class B                                   Alger American Balanced Portfolio -- Class S Shares
   Scudder Growth Strategy Portfolio -- Class B                          Alger American Leveraged AllCap Portfolio -- Class S Shares
   Scudder High Income Portfolio -- Class B

--------------
(1)  Formerly Scudder Government Securities Portfolio -- Class B

(2)  Formerly Scudder Contrarian Value Portfolio -- Class B

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix A for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                    TABLE OF CONTENTS

Glossary.................................................   3   Payment Options......................................  34
Summary..................................................   5      Election of Options...............................  34
Fee Table................................................   8      Annuity Options...................................  34
Condensed Financial Information..........................  13      Variable Liquidity Benefit .......................  34
The Annuity Contract.....................................  13   Miscellaneous Contract Provisions....................  35
   Contract Owner Inquiries..............................  14      Right to Return...................................  35
   Purchase Payments.....................................  14      Termination.......................................  35
   Accumulation Units....................................  14      Required Reports..................................  35
   The Variable Funding Options..........................  15      Suspension of Payments............................  35
Charges and Deductions...................................  20   The Separate Accounts................................  35
   General...............................................  20      Performance Information...........................  36
   Transfer Charge.......................................  21   Federal Tax Considerations...........................  36
   Administrative Charges................................  21      General Taxation of Annuities.....................  36
   Mortality and Expense Risk Charge.....................  21      Types of Contracts: Qualified and Non-qualified...  37
   Guaranteed Minimum Withdrawal Benefit                           Qualified Annuity Contracts.......................  37
    Charge...............................................  21        Taxation of Qualified Annuity Contracts.........  37
   Enhanced Stepped-Up Provision Charge..................  21        Mandatory Distributions for Qualified Plans.....  37
   Variable Funding Option Expenses......................  21        Non-qualified Annuity Contracts.................  38
   Premium Tax...........................................  22        Diversification Requirements for Variable
   Changes in Taxes Based upon Premium or Value..........  22          Annuities.....................................  38
Transfers................................................  22        Ownership of the Investments....................  38
     Dollar Cost Averaging...............................  23        Taxation of Death Benefit Proceeds..............  39
Access to Your Money.....................................  23      Other Tax Considerations..........................  39
   Guaranteed Minimum Withdrawal Benefit.................  24        Treatment of Charges for Optional Death
   Systematic Withdrawals................................  25          Benefits......................................  39
Ownership Provisions.....................................  26        Penalty Tax for Premature Distribution..........  39
   Types of Ownership....................................  26        Puerto Rico Tax Considerations..................  39
     Contract Owner......................................  26        Non-Resident Aliens.............................  39
     Beneficiary.........................................  26   Other Information....................................  40
     Annuitant...........................................  26      The Insurance Companies...........................  40
Death Benefit............................................  27      Financial Statements..............................  40
   Death Proceeds before the Maturity Date...............  27      Distribution of Variable Annuity Contracts........  40
   Enhanced Stepped-Up Provision.........................  29      Conformity with State and Federal Laws............  41
   Payment of Proceeds...................................  30      Voting Rights.....................................  41
   Spousal Contract Continuance..........................  31      Restrictions on Financial Transactions............  42
   Beneficiary Contract Continuance......................  32      Legal Proceedings and Opinions....................  42
   Death Proceeds after the Maturity Date................  32   Appendix A: Condensed Financial Information
The Annuity Period.......................................  32      for The Travelers Separate Account 2002........... A-1
   Maturity Date.........................................  32   Appendix B: Condensed Financial Information
   Allocation of Annuity.................................  33      for The Travelers Separate Account 2002........... B-1
   Variable Annuity......................................  33   Appendix C: Contents of the Statement of
   Fixed Annuity.........................................  33      Additional Information............................ C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        SCUDDER ADVOCATE ADVISOR ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE.............................................$10(1)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                     STANDARD         ENHANCED
                                                   DEATH BENEFIT   DEATH BENEFIT
                                                   -------------   -------------
Mortality and Expense Risk Charge.................     1.55%            1.75%
Administrative Expense Charge.....................     0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED........................     1.70%            1.90%
Optional E.S.P. Charge............................     0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.....................................     1.90%            2.10%
Maximum Optional GMWB Charge......................     1.00%(3)         1.00%(3)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED.....................................     2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED.................................     2.90%            3.10%


--------------
(1)  We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(3)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                          MINIMUM      MAXIMUM
                                                        -----------  -----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.88%        2.51%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                    DISTRIBUTION       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                  ---------------- --------------- ---------- -------------- ----------------- ---------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
     Market Portfolio ...............   1.25%             --          0.56%         1.81%             --             --(12)
   Credit Suisse Trust Global
     Post-Venture Capital
     Portfolio ......................   1.25%             --          0.38%         1.63%             --             --(12)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio
     -- Service Shares* .............   0.75%           0.25%         0.06%         1.06%           0.06%            1.00%(1)
DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC
   Dreyfus Socially Responsible
     Growth Fund, Inc. -- Service
     Shares* ........................   0.75%           0.25%         0.09%         1.09%             --             1.09%
INVESCO VARIABLE INVESTMENT
   FUNDS, INC
   INVESCO VIF -- Utilities Fund ....   0.60%             --          0.55%         1.15%             --             1.15%(2)
SCUDDER VARIABLE SERIES I
   21st Century Growth Portfolio
     -- Class B* ....................   0.88%           0.25%         0.46%         1.59%             --             1.59%(3)
   Capital Growth Portfolio --
     Class B* .......................   0.47%           0.25%         0.17%         0.89%           0.25%            0.64%(7)
   Global Discovery Portfolio --
     Class B* .......................   0.98%           0.25%         0.26%         1.49%           0.25%            1.24%(4)
   Growth and Income Portfolio --
     Class B* .......................   0.48%           0.25%         0.18%         0.91%           0.25%            0.66%(7)
   Health Sciences Portfolio --
     Class B* .......................   0.75%           0.25%         0.26%         1.26%           0.25%            1.01%(4)
   International Portfolio --
     Class B* .......................   0.88%           0.25%         0.23%         1.36%           0.25%            1.11%(7)
SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth
     Portfolio -- Class B* ..........   0.75%           0.25%         0.37%         1.37%           0.03%            1.34%(10)
   Scudder Blue Chip Portfolio --
     Class B* .......................   0.65%           0.25%         0.20%         1.10%             --             1.10%(5)
   Scudder Conservative Income
     Strategy Portfolio -- Class B* .   0.15%           0.25%         1.02%         1.42%           0.67%            0.75%(6)

                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                    DISTRIBUTION       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                  ---------------- --------------- ---------- -------------- ----------------- ---------------
   Scudder Fixed Income Portfolio ...   0.60%           0.25%         0.20%         1.05%             --             1.05%(10)
     -- Class B*
   Scudder Global Blue Chip
     Portfolio -- Class B* ..........   1.00%           0.25%         0.62%         1.87%             --             1.87%(5)
   Scudder Government & Agency
     Securities Portfolio --
     Class B* .......................   0.55%           0.25%         0.20%         1.00%             --             1.00%(7)
   Scudder Growth & Income
     Strategy Portfolio -- Class
     B* .............................   0.15%           0.25%         1.07%         1.47%           0.72%            0.75%(6)
   Scudder Growth Portfolio --
     Class B* .......................   0.60%           0.25%         0.18%         1.03%             --             1.03%(7)
   Scudder Growth Strategy
     Portfolio -- Class B* ..........   0.15%           0.25%         1.10%         1.50%           0.75%            0.75%(6)
   Scudder High Income Portfolio
     -- Class B* ....................   0.60%           0.25%         0.21%         1.06%             --             1.06%(7)
   Scudder Income & Growth
     Strategy Portfolio -- Class
     B* .............................   0.15%           0.25%         1.04%         1.44%           0.69%            0.75%(6)
   Scudder International Select
     Equity Portfolio -- Class B*  ..   0.75%           0.25%         0.33%         1.33%             --             1.33%(7)
   Scudder Large Cap Value
     Portfolio -- Class B* ..........   0.75%           0.25%         0.19%         1.19%             --             1.19%(10)
   Scudder Money Market Portfolio
     -- Class B* ....................   0.50%           0.25%         0.18%         0.93%             --             0.93%(8)
   Scudder Small Cap Growth
     Portfolio -- Class B* ..........   0.65%           0.25%         0.18%         1.08%             --             1.08%(7)
   Scudder Strategic Income
     Portfolio -- Class B* ..........   0.65%           0.25%         0.31%         1.21%             --             1.21%(9)
   Scudder Technology Growth
     Portfolio -- Class B* ..........   0.75%           0.25%         0.25%         1.25%             --             1.25%(10)
   Scudder Total Return Portfolio
     -- Class B* ....................   0.55%           0.25%         0.19%         0.99%             --             0.99%(7)
   SVS Davis Venture Value
     Portfolio -- Class B* ..........   0.95%           0.25%         0.20%         1.40%             --             1.40%(10)
   SVS Dreman Financial Services
     Portfolio -- Class B* ..........   0.75%           0.25%         0.25%         1.25%             --             1.25%(10)
   SVS Dreman High Return Equity
     Portfolio -- Class B* ..........   0.73%           0.25%         0.20%         1.18%             --             1.18%(10)
   SVS Dreman Small Cap Value
     Portfolio -- Class B* ..........   0.75%           0.25%         0.19%         1.19%             --             1.19%(10)
   SVS Eagle Focused Large Cap
     Growth Portfolio -- Class B*  ..   0.95%           0.25%         0.29%         1.49%             --             1.49%(10)
   SVS Focus Value & Growth
     Portfolio -- Class B* ..........   0.75%           0.25%         0.25%         1.25%           0.01%            1.24%(10)
   SVS Index 500 Portfolio --
     Class B* .......................   0.37%           0.25%         0.26%         0.88%             --             0.88%(10)
   SVS INVESCO Dynamic Growth
     Portfolio -- Class B* ..........   1.00%           0.25%         0.60%         1.85%           0.16%            1.69%(10)
   SVS Janus Growth And Income
     Portfolio -- Class B* ..........   0.95%           0.25%         0.27%         1.47%             --             1.47%(10)
   SVS Janus Growth Opportunites
     Portfolio -- Class B* ..........   0.95%           0.25%         0.27%         1.47%             --             1.47%(10)
   SVS MFS Strategic Value
     Portfolio -- Class B* ..........   0.95%           0.25%         1.12%         2.32%           0.78%            1.54%(10)
   SVS Oak Strategic Equity
     Portfolio -- Class B* ..........   0.95%           0.25%         0.32%         1.52%             --             1.52%(10)
   SVS Turner Mid Cap Growth
     Portfolio -- Class B* ..........   1.00%           0.25%         0.32%         1.57%             --             1.57%(10)
SCUDDER VIT FUNDS
   Scudder Real Estate Securities
     Portfolio -- Class B* ..........   0.90%           0.25%         1.36%         2.51%           0.76%            1.75%(11)

                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                    DISTRIBUTION       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                  ---------------- --------------- ---------- -------------- ----------------- ---------------
THE ALGER AMERICAN FUND
   Alger American Balanced
     Portfolio -- Class S Shares*  ..   0.75%           0.25%         0.12%         1.12%             --             1.12%
   Alger American Leveraged
     AllCap Portfolio -- Class S
     Shares* ........................   0.85%           0.25%         0.12%         1.22%             --             1.22%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2003. The adviser has agreed to continue the expense reimbursement until December 31, 2004.

(2) The Fund's actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2002 were 0.55% and 1.15%, respectively, of the Fund's average net assets. Effective June 1, 2002 INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

(3) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes: Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(4) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes: Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(5) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Contrarian Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net management fee rate; excludes 2003 waivers.

(6) Other Expenses are based on estimated amounts for the current fiscal year. Through April 30, 2005, the advisor, the underwriter and the accounting agent have contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets before the application of the weighted average total costs of the underlying funds. The range of average weighted net expense ratios have been reduced to contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses. Excluding the weighted average total cost of the underlying funds and considering the above referenced contractual waiver the fund's management fee, 12b-1 fee, other expenses and total annual operating expense are 0.15%, 0.25%, 0.35% and 0.75%, respectively.

(7) The Other Expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(8) The Other Expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net 12b-1 fee rate; excludes 2003 waivers.

(9) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share-classes, respectively:
     SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return

     Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. B-share class became effective on 5/1/03, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

(10) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(11) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.50% for Class B shares. The portfolio became effective 5/1/03, therefore other expenses for Class B shares are estimated and annualized. Actual expenses may be greater or less than shown. The other expense category for the Class B shares reflects a compensation arrangement with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% of Class B shares.

(12) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                        VOLUNTARY FEE
                                                                        WAIVER AND/OR
                                                                           EXPENSE         NET TOTAL ANNUAL
        FUNDING OPTION                                                  REIMBURSEMENT     OPERATING EXPENSES
        -----------------                                              ---------------   --------------------
        Credit Suisse Trust Emerging Market Portfolio                       0.41%                1.40%
        Credit Suisse Trust Global Post-Venture Capital Portfolio           0.23%                1.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                                1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
 Underlying Fund with Minimum Total Annual
    Operating Expenses.....................    402      1217      2049       4202       402       1217      2049        4202
 Underlying Fund with Maximum Total Annual
    Operating Expenses.....................    561      1672      2769       5453       561       1672      2769        5453



EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum
Withdrawal Benefit (assuming the current charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                                1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
 Underlying Fund with Minimum Total Annual
    Operating Expenses.....................    342      1043      1767       3681       342       1043      1767        3681
 Underlying Fund with Maximum Total Annual
    Operating Expenses.....................    502      1507      2511       5019       502       1507      2511        5019


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Scudder Advocate Advisor Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase

Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                           MAXIMUM AGE BASED ON
                                                          THE OLDER OF THE OWNER
                                                           AND ANNUITANT ON THE
      DEATH BENEFIT/OPTIONAL FEATURE                          CONTRACT DATE
      -----------------------------------------------    -----------------------
      Standard Death Benefit                                        85
      Enhanced Death Benefit                                        75
      Enhanced Stepped-Up Provision (E.S.P)                         75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The       Credit Suisse Asset Management,
     Market Portfolio                     Fund normally invests in equity              LLC
                                          securities of companies located in, or       Subadviser: Credit Suisse Asset
                                          conducting a majority of their               Management Limited
                                          business, in emerging markets.

   Credit Suisse Trust Global             Seeks long-term growth of capital. The       Credit Suisse Asset Management,
     Post-Venture Capital Portfolio       Fund normally invests in equity              LLC
                                          securities of post-venture-capital           Subadviser: Abbott Capital
                                          companies of any size from at least          Management, LLC; Credit Suisse
                                          three countries, including the U.S.          Asset Management Limited (U.K),
                                                                                       (Japan), (Australia)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --      Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return                ("Dreyfus")
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the S&P MidCap 400
                                          Index. The Fund normally invests in
                                          growth and value stocks of mid-size
                                          companies that are chosen through a
                                          disciplined investment process.
DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially Responsible           Seeks capital growth with current            Dreyfus
     Growth Fund, Inc. -- Service         income as a secondary objective. The
     Shares                               Fund normally invests in the common
                                          stocks of companies that, in the
                                          opinion of the Fund's management, meet
                                          traditional investment standards and
                                          conduct their business in a manner that
                                          contributes to the enhancement of the
                                          quality of life in America.
INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO VIF -- Utilities Fund          Seeks capital growth. Also seeks             INVESCO Funds Group, Inc.
                                          current income. The Fund normally
                                          invests in equity securities and
                                          equity-related instruments of companies
                                          engaged in the utilities-related
                                          industries.
SCUDDER VARIABLE SERIES I
   21st Century Growth Portfolio --       Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in equity              Americas Inc.
                                          securities issued by emerging growth
                                          companies.

   Capital Growth Portfolio -- Class B    Seeks long-term capital growth. The          Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established US companies that are
                                          believed to have the potential to
                                          display above-average earnings growth,
                                          are industry leaders or are potential
                                          industry leaders, have strong product
                                          position and effective company
                                          management.

   Global Discovery Portfolio --          Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long term. The         Americas Inc.
                                          Fund normally invests in common stocks
                                          and other equities of small companies
                                          throughout the world, generally with a
                                          focus on countries within developed
                                          economies.

   Growth and Income Portfolio --         Seeks long-term growth of capital,           Deutsche Investment Management
     Class B                              current income and growth of income.         Americas Inc.
                                          The Fund normally invests in equities
                                          of large U.S. companies, although it
                                          may invest in companies of any size and
                                          from any country.

   Health Sciences Portfolio --           Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of companies of any size in the health
                                          care sector (e.g. pharmaceuticals,
                                          biotechnology, medical products and
                                          supplies, health care services).

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   International Portfolio -- Class B     Seeks long-term growth of capital. The       Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established companies listed on           Subadviser: Deutsche Asset
                                          foreign exchanges.                           Management Services Ltd.
SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 uses aggressive investment techniques        Americas Inc.
                                          and normally invests in equities --
                                          usually common stocks -- of U.S.
                                          companies.

   Scudder Blue Chip Portfolio --         Seeks growth of capital and income. The      Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of large U.S. companies that are
                                          similar in size to companies in the S&P
                                          500 Index and are considered by the
                                          portfolio managers to be "blue chip"
                                          companies. Blue chip companies are
                                          typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit, and established earnings and
                                          dividend history,

   Scudder Conservative Income            Seeks current income and secondarily         Deutsche Investment Management
     Strategy Portfolio -- Class B        long-term growth of capital. The Fund        Americas Inc.
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder Fixed Income Portfolio --      Seeks high current income. The Fund          Deutsche Investment Management
     Class B                              normally invests in a diversified            Americas Inc.
                                          portfolio of fixed-income securities in
                                          the top four grades of credit quality.

   Scudder Global Blue Chip               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of
                                          companies throughout the world
                                          considered by the portfolio managers to
                                          be "blue chip." Blue chip companies are
                                          typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit and established earnings and
                                          dividend history.

   Scudder Government & Agency            Seeks high current income consistent         Deutsche Investment Management
     Securities Portfolio -- Class B      with preservation of capital. The Fund       Americas Inc.
                                          normally invests in U.S. government
                                          securities and repurchase agreements of
                                          U.S. government securities.

   Scudder Growth & Income Strategy       Seeks a balance of long-term growth of       Deutsche Investment Management
     Portfolio -- Class B                 capital and current income with an           Americas Inc.
                                          emphasis on growth of capital. The Fund
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance returns.

   Scudder Growth Portfolio -- Class B    Seeks maximum appreciation of capital.       Deutsche Investment Management
                                          The Fund normally invests in the common      Americas Inc.
                                          stocks of large U.S. companies that are
                                          similar in size to the companies in the
                                          Russell 1000 Growth Index. The
                                          portfolio managers look for companies
                                          that have strong product lines,
                                          effective management and leadership
                                          positions within core markets.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   Scudder Growth Strategy Portfolio      Seeks long-term growth of capital. The       Deutsche Investment Management
     -- Class B                           Fund normally invests in other Scudder       Americas Inc.
                                          funds that invest across a range of
                                          asset classes, utilizing a wide variety
                                          of securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder High Income Portfolio --       Seeks to provide a high level of             Deutsche Investment Management
     Class B                              current income. The Fund normally            Americas Inc.
                                          invests in lower-rated high yield/high
                                          risk fixed-income securities, often
                                          called junk bonds.

   Scudder Income & Growth Strategy       Seeks a balance of current income and        Deutsche Investment Management
     Portfolio -- Class B                 long-term growth of capital with an          Americas Inc.
                                          emphasis on current income. The Fund
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder International Select           Seeks capital appreciation. The Fund         Deutsche Investment Management
     Equity Portfolio -- Class B          normally invests in a focused list of        Americas Inc.
                                          approximately 40 stocks, with 50% of         Subadviser: Deutsche Asset
                                          its assets invested in securities that       Management Investments Services
                                          are represented on the MSCI EAFE Index       Ltd.
                                          and the other 50% invested in non-Index
                                          securities of companies located in the
                                          countries that make up the Index, such
                                          as Germany, Australia, Singapore and
                                          Japan.

   Scudder Large Cap Value Portfolio      Seeks a high rate of total return. The       Deutsche Investment Management
     -- Class B                           Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of large
                                          U.S. companies that are similar in size
                                          to the companies in the Russell 1000
                                          Value Index and that the portfolio
                                          managers believe are undervalued.

   Scudder Money Market Portfolio --      Seeks maximum current income to the          Deutsche Investment Management
     Class B                              extent consistent with stability of          Americas Inc.
                                          principal. The Fund normally invests in
                                          high-quality short-term securities, as
                                          well as repurchase agreements.

   Scudder Small Cap Growth               Seeks maximum appreciation of                Deutsche Investment Management
     Portfolio -- Class B                 investors' capital. The Fund normally        Americas Inc.
                                          invests in small capitalization stocks
                                          of companies with a history of revenue
                                          growth, effective management and strong
                                          balance sheets, among other factors.

   Scudder Strategic Income               Seeks high current income. The Fund          Deutsche Investment Management
     Portfolio -- Class B                 normally invests in bonds issued by US       Americas Inc.
                                          and foreign corporations and
                                          governments.

   Scudder Technology Growth              Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in common stocks of US      Americas Inc.
                                          companies of any size that are in the
                                          technology sector (e.g.
                                          semi-conductors, software, telecom
                                          equipment and computer/hardware).

   Scudder Total Return Portfolio --      Seeks high total return, a combination       Deutsche Investment Management
     Class B                              of income and capital appreciation. The      Americas Inc.
                                          Fund normally invests in a mix of
                                          stocks and bonds, including common
                                          stocks, convertible securities,
                                          corporate bonds, US government bonds
                                          and mortgage- and asset-backed
                                          securities.

   SVS Davis Venture Value Portfolio      Seeks growth of capital. The Fund            Deutsche Investment Management
     -- Class B                           normally invests in common stock of US       Americas Inc.
                                          companies with market capitalizations        Subadviser: Davis Selected
                                          of at least $5 billion that are              Advisers, L.P.
                                          believed to be quality, overlooked
                                          growth companies at value prices.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   SVS Dreman Financial Services          Seeks to provide long-term capital           Deutsche Investment Management
     Portfolio -- Class B                 appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of financial            Subadviser: Dreman Value
                                          services companies (e.g. banks,              Management L.L.C.
                                          insurance companies, savings and loans,
                                          securities brokerage firms and
                                          diversified financial companies).

   SVS Dreman High Return Equity          Seeks to achieve a high rate of total        Deutsche Investment Management
     Portfolio -- Class B                 return. The Fund normally invests in         Americas Inc.
                                          common stocks and other equity               Subadviser: Dreman Value
                                          securities, with a focus on stocks of        Management L.L.C.
                                          large US companies believed to be
                                          undervalued based on an analysis that
                                          includes price-to earnings ratios, book
                                          values, cash flows and yields.

   SVS Dreman Small Cap Value             Seeks long-term capital appreciation.        Deutsche Investment Management
     Portfolio -- Class B                 The Fund normally invests in                 Americas Inc.
                                          undervalued common stocks of small US        Subadviser: Dreman Value
                                          companies.                                   Management L.L.C.

   SVS Eagle Focused Large Cap            Seeks growth through long-term capital       Deutsche Investment Management
     Growth Portfolio -- Class B          appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of seasoned             Subadviser: Eagle Asset
                                          financially strong US growth companies.      Management, Inc.

   SVS Focus Value & Growth               Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in US common stock,         Americas Inc.
                                          both growth and value stocks.                Subadviser: Jennison Associates
                                                                                       LLC; Dreman Value Management, LLC

   SVS Index 500 Portfolio -- Class B     Seeks returns that, before expenses,         Deutsche Investment Management
                                          correspond to the total return of US         Americas Inc.
                                          common stocks as represented by the S&P      Subadviser: Northern Trust
                                          500 Index. The Fund normally invests in      Investments, Inc.
                                          common stocks and securities included
                                          in the index.

   SVS INVESCO Dynamic Growth             Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities of mid-sized companies, with      Subadviser: INVESCO
                                          the core of the Fund invested in
                                          securities of established companies
                                          that are leaders in attractive growth
                                          markets with a history of strong
                                          returns.

   SVS Janus Growth And Income            Seeks long-term capital growth and           Deutsche Investment Management
     Portfolio -- Class B                 current income. The Fund normally            Americas Inc.
                                          invests in equity securities using a         Subadviser: Janus Capital
                                          "bottom-up" approach in choosing             Management LLC
                                          investments.

   SVS Janus Growth Opportunites          Seeks long-term growth of capital in a       Deutsche Investment Management
     Portfolio -- Class B                 manner consistent with the preservation      Americas Inc.
                                          of capital. The Fund normally invests        Subadviser: Janus Capital
                                          in equity securities selected for their      Management LLC
                                          growth potential.

   SVS MFS Strategic Value Portfolio      Seeks to provide capital appreciation.       Deutsche Investment Management
     -- Class B                           The Fund normally invests in common          Americas Inc.
                                          stocks and related securities, such as       Subadviser: Massachusetts
                                          preferred stocks, convertible                Financial Services ("MFS")
                                          securities and depository receipts, of
                                          companies believed to be undervalued in
                                          the market relative to their long term
                                          potential.

   SVS Oak Strategic Equity               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities, primarily the common stocks      Subadviser: Oak Associates, Ltd.
                                          of established US companies with large
                                          market capitalizations.

   SVS Turner Mid Cap Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 normally invests in medium market            Americas Inc.
                                          capitalizations that are believed to         Subadviser: Turner Investment
                                          have strong earnings growth potential.       Partners, Inc.

SCUDDER VIT FUNDS
   Scudder Real Estate Securities         Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     Portfolio -- Class B                 and current income. The Fund normally
                                          invests in equity securities of real
                                          estate investment trusts ("REITS") and
                                          real estate companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
THE ALGER AMERICAN FUND
   Alger American Balanced Portfolio      Seeks current income and long-term           Fred Alger Management, Inc.
     -- Class S Shares                    capital appreciation. The fund normally
                                          invests in stocks of companies with
                                          growth potential and in fixed-income
                                          securities, especially those which
                                          appear to have some potential for
                                          capital appreciation.

   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio -- Class S Shares          The Fund normally invests in equity
                                          securities of companies of any size,
                                          which demonstrate growth potential, and
                                          the Fund can leverage up to one-third
                                          of its total assets to buy additional
                                          securities.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

       o   the dollar amount you request to transfer;

       o   the number of transfers you made within the previous three months;

       o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

       o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

       o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

       o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

  ------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT           RBB                AWB (5%)         CONTRACT           RBB              AWB (5%)
                        VALUE                                                  VALUE
  ------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235             $4,412
  AFTER WITHDRAWAL,
  CONTRACT                        [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000 - (5,000
  YEAR TWO                         x 10,000/115,000)]    x 10,000/115,000)]               x 10,000/85,000)]    x 10,000/85,000)]
  ------------------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
  ------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB in your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)

     d)   the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)

     d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected the GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                                                  NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or, if none, to the          continue the Contract rather than
                                      surviving joint owner.       receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint          Unless the spousal beneficiary          Yes
THE ANNUITANT)                        owner.                       elects to continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies),       Unless the spouse elects to             Yes
ANNUITANT)                            or, if none, to the          continue the Contract.
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to receive
                                                                   the proceeds or to continue the
                                                                   Contract and instruct the Company
                                                                   to pay the beneficiary.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER.              receive the distribution.

                                                                   Or, if there is a CONTINGENT
                                                                   ANNUITANT, then the CONTINGENT
                                                                   ANNUITANT becomes the ANNUITANT
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original MATURITY DATE). The
                                                                   proceeds will then be paid upon
                                                                   the death of the CONTINGENT
                                                                   ANNUITANT or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the ANNUITANT" above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A           The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   ANNUITANT is
                                      owner.                                                               treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------

                                                    QUALIFIED CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                     The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is

1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate

Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by its affiliate, Scudder Distributors, Inc. ("SDI"). The Company and TDLLC have entered into a distribution arrangement with SDI under which a fee is payable by the Company and TDLLC to SDI based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
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                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Credit Suisse Trust
   Emerging Markets Portfolio (6/03) ...............................     2003        1.000           1.321                   --

   Global Post-Venture Capital Portfolio (6/03) ....................     2003        1.000           1.240                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03) .........     2003        1.000           1.173                   --

Dreyfus Socially Responsible Growth Fund, Inc. .....................
   Dreyfus Socially Responsible Growth Fund, Inc.-- Service
   Shares (6/03) ...................................................     2003        1.000           1.127                   --

INVESCO Variable Investment Funds, Inc. ............................
   INVESCO VIF -- Utilities Fund (6/03) ............................     2003        1.000           1.068                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.165                3,070

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03) .................     2003        1.000           1.129                   --

   Capital Growth Portfolio -- Class B (6/03) ......................     2003        1.000           1.117                   --

   Global Discovery Portfolio -- Class B (6/03) ....................     2003        1.000           1.255                1,444

   Growth and Income Portfolio -- Class B (6/03) ...................     2003        1.000           1.129                3,187

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   Health Sciences Portfolio -- Class B (6/03) .....................     2003        1.000           1.125                   --

   International Portfolio -- Class B (6/03) .......................     2003        1.000           1.186                4,604

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.166                   --

   Scudder Blue Chip Portfolio -- Class B (6/03) ...................     2003        1.000           1.157                16,144

   Scudder Contrarian Value Portfolio -- Class B (6/03) ............     2003        1.000           1.164                1,556

   Scudder Fixed Income Portfolio -- Class B (6/03) ................     2003        1.000           0.990                120,178

   Scudder Global Blue Chip Portfolio -- Class B (6/03) ............     2003        1.000           1.182                   --

   Scudder Government Securities Portfolio -- Class B (6/03) .......     2003        1.000           0.997                   --

   Scudder Growth Portfolio -- Class B (6/03) ......................     2003        1.000           1.110                15,061

   Scudder High Income Portfolio -- Class B (6/03) .................     2003        1.000           1.093                14,993

   Scudder International Select Equity Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.211                1,499

   Scudder Money Market Portfolio -- Class B (6/03) ................     2003        1.000           0.992                   --

   Scudder Small Cap Growth Portfolio -- Class B (6/03) ............     2003        1.000           1.134                1,591

   Scudder Strategic Income Portfolio -- Class B (6/03) ............     2003        1.000           0.986                16,555

   Scudder Technology Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.217                   --

   Scudder Total Return Portfolio -- Class B (6/03) ................     2003        1.000           1.065                   --

   SVS Davis Venture Value Portfolio -- Class B (6/03) .............     2003        1.000           1.160                7,313

   SVS Dreman Financial Services Portfolio -- Class B (6/03) .......     2003        1.000           1.131                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   SVS Dreman High Return Equity Portfolio -- Class B (6/03) .......     2003        1.000           1.164                13,919

   SVS Dreman Small Cap Value Portfolio -- Class B (6/03) ..........     2003        1.000           1.246                1,443

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.120                4,838

   SVS Focus Value & Growth Portfolio -- Class B (6/03) ............     2003        1.000           1.159                   --

   SVS Index 500 Portfolio -- Class B (6/03) .......................     2003        1.000           1.134                6,711

   SVS INVESCO Dynamic Growth Portfolio -- Class B (6/03) ..........     2003        1.000           1.177                   --

   SVS Janus Growth And Income Portfolio -- Class B (6/03) .........     2003        1.000           1.121                4,828

   SVS Janus Growth Opportunities Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.112                   --

   SVS MFS Strategic Value Portfolio -- Class B (6/03) .............     2003        1.000           1.124                4,838

   SVS Oak Strategic Equity Portfolio -- Class B (6/03) ............     2003        1.000           1.195                   --

   SVS Turner Mid Cap Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.214                   --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (6/03) ...................................................     2003        1.000           1.064                55,895

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03) ...................................................     2003        1.000           1.123                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Credit Suisse Trust
   Emerging Markets Portfolio (6/03) ...............................     2003        1.000           1.315                1,000

   Global Post-Venture Capital Portfolio (6/03) ....................     2003        1.000           1.234                1,000

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03) .........     2003        1.000           1.168                2,000

Dreyfus Socially Responsible Growth Fund, Inc. .....................
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03) ...................................................     2003        1.000           1.122                3,000

INVESCO Variable Investment Funds, Inc. ............................
   INVESCO VIF -- Utilities Fund (6/03) ............................     2003        1.000           1.063                2,000

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.160                2,000

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03) .................     2003        1.000           1.124                1,000

   Capital Growth Portfolio -- Class B (6/03) ......................     2003        1.000           1.112                2,000

   Global Discovery Portfolio -- Class B (6/03) ....................     2003        1.000           1.249                1,000

   Growth and Income Portfolio -- Class B (6/03) ...................     2003        1.000           1.124                1,000

   Health Sciences Portfolio -- Class B (6/03) .....................     2003        1.000           1.119                1,000

   International Portfolio -- Class B (6/03) .......................     2003        1.000           1.181                1,000

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.161                1,000

   Scudder Blue Chip Portfolio -- Class B (6/03) ...................     2003        1.000           1.152                2,000

   Scudder Contrarian Value Portfolio -- Class B (6/03) ............     2003        1.000           1.159                2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   Scudder Fixed Income Portfolio -- Class B (6/03) ................     2003        1.000           0.985                2,000

   Scudder Global Blue Chip Portfolio -- Class B (6/03) ............     2003        1.000           1.177                1,000

   Scudder Government Securities Portfolio -- Class B (6/03) .......     2003        1.000           0.992                2,000

   Scudder Growth Portfolio -- Class B (6/03) ......................     2003        1.000           1.105                2,000

   Scudder High Income Portfolio -- Class B (6/03) .................     2003        1.000           1.088                   --

   Scudder International Select Equity Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.206                1,000

   Scudder Money Market Portfolio -- Class B (6/03) ................     2003        1.000           0.987                1,000

   Scudder Small Cap Growth Portfolio -- Class B (6/03) ............     2003        1.000           1.129                1,000

   Scudder Strategic Income Portfolio -- Class B (6/03) ............     2003        1.000           0.982                2,000

   Scudder Technology Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.212                1,000

   Scudder Total Return Portfolio -- Class B (6/03) ................     2003        1.000           1.060                2,000

   SVS Davis Venture Value Portfolio -- Class B (6/03) .............     2003        1.000           1.154                1,000

   SVS Dreman Financial Services Portfolio -- Class B (6/03) .......     2003        1.000           1.126                2,000

   SVS Dreman High Return Equity Portfolio -- Class B (6/03) .......     2003        1.000           1.159                1,000

   SVS Dreman Small Cap Value Portfolio -- Class B (6/03) ..........     2003        1.000           1.241                2,000

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.115                1,000

   SVS Focus Value & Growth Portfolio -- Class B (6/03) ............     2003        1.000           1.154                2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   SVS Index 500 Portfolio -- Class B (6/03) .......................     2003        1.000           1.129                1,000

   SVS INVESCO Dynamic Growth Portfolio -- Class B (6/03) ..........     2003        1.000           1.172                1,000

   SVS Janus Growth And Income Portfolio -- Class B (6/03) .........     2003        1.000           1.116                1,000

   SVS Janus Growth Opportunities Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.107                1,000

   SVS MFS Strategic Value Portfolio -- Class B (6/03) .............     2003        1.000           1.119                1,000

   SVS Oak Strategic Equity Portfolio -- Class B (6/03) ............     2003        1.000           1.190                1,000

   SVS Turner Mid Cap Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.209                1,000

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (6/03) ...................................................     2003        1.000           1.059                   --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03) ...................................................     2003        1.000           1.118                3,000

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03) ...............................     2003        1.000           1.321                8,699

   Global Post-Venture Capital Portfolio (11/03) ...................     2003        1.000           1.240                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03) .........     2003        1.000           1.173               18,930

Dreyfus Socially Responsible Growth Fund, Inc. .....................
   Dreyfus Socially Responsible Growth Fund, Inc.-- Service
   Shares (12/03) ..................................................     2003        1.000           1.127                   --

INVESCO Variable Investment Funds, Inc. ............................
   INVESCO VIF -- Utilities Fund (9/03) ............................     2003        1.000           1.068                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.165               24,895

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03) .................     2003        1.000           1.129                5,447

   Capital Growth Portfolio -- Class B (7/03) ......................     2003        1.000           1.117               43,222

   Global Discovery Portfolio -- Class B (7/03) ....................     2003        1.000           1.255                   --

   Growth and Income Portfolio -- Class B (8/03) ...................     2003        1.000           1.129                8,395

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   Health Sciences Portfolio -- Class B (7/03) .....................     2003        1.000           1.125                     979

   International Portfolio -- Class B (7/03) .......................     2003        1.000           1.186                   9,693

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.166                   5,251

   Scudder Blue Chip Portfolio -- Class B (7/03) ...................     2003        1.000           1.157                  43,123

   Scudder Contrarian Value Portfolio -- Class B (7/03) ............     2003        1.000           1.164                  26,676

   Scudder Fixed Income Portfolio -- Class B (7/03) ................     2003        1.000           0.990                 201,066

   Scudder Global Blue Chip Portfolio -- Class B (8/03) ............     2003        1.000           1.182                      --

   Scudder Government Securities Portfolio -- Class B (7/03) .......     2003        1.000           0.997                 127,781

   Scudder Growth Portfolio -- Class B (9/03) ......................     2003        1.000           1.110                  23,052

   Scudder High Income Portfolio -- Class B (7/03) .................     2003        1.000           1.093               1,510,883

   Scudder International Select Equity Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.211                  70,201

   Scudder Money Market Portfolio -- Class B (7/03) ................     2003        1.000           0.992              12,034,682

   Scudder Small Cap Growth Portfolio -- Class B (7/03) ............     2003        1.000           1.134                  96,300

   Scudder Strategic Income Portfolio -- Class B (7/03) ............     2003        1.000           0.986                  13,436

   Scudder Technology Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.217                  73,874

   Scudder Total Return Portfolio -- Class B (7/03) ................     2003        1.000           1.065                  21,045

   SVS Davis Venture Value Portfolio -- Class B (7/03) .............     2003        1.000           1.160                  33,080

   SVS Dreman Financial Services Portfolio -- Class B (9/03) .......     2003        1.000           1.131                     980

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   SVS Dreman High Return Equity Portfolio -- Class B (7/03) .......     2003        1.000           1.164              154,871

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03) ..........     2003        1.000           1.246               75,127

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.120                3,372

   SVS Focus Value & Growth Portfolio -- Class B (1/04) ............     2003        1.000           1.159                   --

   SVS Index 500 Portfolio -- Class B (10/03) ......................     2003        1.000           1.134               20,870

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03) ..........     2003        1.000           1.177                1,830

   SVS Janus Growth And Income Portfolio -- Class B (7/03) .........     2003        1.000           1.121               25,012

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03) .................................................     2003        1.000           1.112                   --

   SVS MFS Strategic Value Portfolio -- Class B (7/03) .............     2003        1.000           1.124                3,423

   SVS Oak Strategic Equity Portfolio -- Class B (7/03) ............     2003        1.000           1.195                7,067

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.214               19,703

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (7/03) ...................................................     2003        1.000           1.064               31,739

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03) ...................................................     2003        1.000           1.123               28,086

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03) ...............................     2003        1.000           1.315                   --

   Global Post-Venture Capital Portfolio (11/03) ...................     2003        1.000           1.234                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03) .........     2003        1.000           1.168                2,807

Dreyfus Socially Responsible Growth Fund, Inc. .....................
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service
   Shares (12/03) ..................................................     2003        1.000           1.122                   --

INVESCO Variable Investment Funds, Inc. ............................
   INVESCO VIF -- Utilities Fund (9/03) ............................     2003        1.000           1.063                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.160                   --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03) .................     2003        1.000           1.124                   --

   Capital Growth Portfolio -- Class B (7/03) ......................     2003        1.000           1.112                   --

   Global Discovery Portfolio -- Class B (7/03) ....................     2003        1.000           1.249                   --

   Growth and Income Portfolio -- Class B (8/03) ...................     2003        1.000           1.124                   --

   Health Sciences Portfolio -- Class B (7/03) .....................     2003        1.000           1.119                6,307

   International Portfolio -- Class B (7/03) .......................     2003        1.000           1.181                   --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.161                2,171

   Scudder Blue Chip Portfolio -- Class B (7/03) ...................     2003        1.000           1.152                4,410

   Scudder Contrarian Value Portfolio -- Class B (7/03) ............     2003        1.000           1.159                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Scudder Fixed Income Portfolio -- Class B (7/03) ...................     2003        1.000           0.985                6,586

Scudder Global Blue Chip Portfolio -- Class B (8/03) ...............     2003        1.000           1.177                   --

Scudder Government Securities Portfolio -- Class B (7/03) ..........     2003        1.000           0.992                6,522

Scudder Growth Portfolio -- Class B (9/03) .........................     2003        1.000           1.105                   --

Scudder High Income Portfolio -- Class B (7/03) ....................     2003        1.000           1.088                4,423

Scudder International Select Equity Portfolio --
Class B (7/03) .....................................................     2003        1.000           1.206                   --

Scudder Money Market Portfolio -- Class B (7/03) ...................     2003        1.000           0.987                   --

Scudder Small Cap Growth Portfolio -- Class B (7/03) ...............     2003        1.000           1.129                   --

Scudder Strategic Income Portfolio -- Class B (7/03) ...............     2003        1.000           0.982                   --

Scudder Technology Growth Portfolio -- Class B (7/03) ..............     2003        1.000           1.212                   --

Scudder Total Return Portfolio -- Class B (7/03) ...................     2003        1.000           1.060                4,681

SVS Davis Venture Value Portfolio -- Class B (7/03) ................     2003        1.000           1.154                3,351

SVS Dreman Financial Services Portfolio -- Class B (9/03) ..........     2003        1.000           1.126                   --

SVS Dreman High Return Equity Portfolio -- Class B (7/03) ..........     2003        1.000           1.159                   --

SVS Dreman Small Cap Value Portfolio -- Class B (7/03) .............     2003        1.000           1.241                   --

SVS Eagle Focused Large Cap Growth Portfolio --
Class B (7/03) .....................................................     2003        1.000           1.115                   --

SVS Focus Value & Growth Portfolio -- Class B (1/04) ...............     2003        1.000           1.154                   --

                                       B-6
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   SVS Index 500 Portfolio -- Class B (10/03) ......................     2003        1.000           1.129                3,017

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03) ..........     2003        1.000           1.172                   --

   SVS Janus Growth And Income Portfolio -- Class B (7/03) .........     2003        1.000           1.116                   --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03) .................................................     2003        1.000           1.107                   --

   SVS MFS Strategic Value Portfolio -- Class B (7/03) .............     2003        1.000           1.119                   --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03) ............     2003        1.000           1.190                4,452

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.209                4,372

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (7/03) ...................................................     2003        1.000           1.059                   --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03) ...................................................     2003        1.000           1.118                   --

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.
--------------------------------------------------------------------------------

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

L-19978                                                                May, 2004

           SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY PROSPECTUS:
                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." Your premium ("Purchase Payments") accumulates on a variable basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

CREDIT SUISSE TRUST                                                   SCUDDER VARIABLE SERIES II (CONTINUED)
   Credit Suisse Trust Emerging Market Portfolio                         Scudder Income & Growth Strategy Portfolio -- Class B
   Credit Suisse Trust Global Post-Venture Capital Portfolio             Scudder International Select Equity Portfolio -- Class B
DREYFUS INVESTMENT PORTFOLIO                                             Scudder Large Cap Value Portfolio -- Class B(2)
   Dreyfus MidCap Stock Portfolio -- Service Shares                      Scudder Money Market Portfolio -- Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                           Scudder Small Cap Growth Portfolio -- Class B
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares      Scudder Strategic Income Portfolio -- Class B
INVESCO VARIABLE INVESTMENT FUNDS, INC.                                  Scudder Technology Growth Portfolio -- Class B
   INVESCO VIF -- Utilities Fund                                         Scudder Total Return Portfolio -- Class B
SCUDDER VARIABLE SERIES I                                                SVS Davis Venture Value Portfolio -- Class B
   21st Century Growth Portfolio -- Class B                              SVS Dreman Financial Services Portfolio -- Class B
   Capital Growth Portfolio -- Class B                                   SVS Dreman High Return Equity Portfolio -- Class B
   Global Discovery Portfolio -- Class B                                 SVS Dreman Small Cap Value Portfolio -- Class B
   Growth and Income Portfolio -- Class B                                SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   Health Sciences Portfolio -- Class B                                  SVS Focus Value & Growth Portfolio -- Class B
   International Portfolio -- Class B                                    SVS Index 500 Portfolio -- Class B
SCUDDER VARIABLE SERIES II                                               SVS INVESCO Dynamic Growth Portfolio -- Class B
   Scudder Aggressive Growth Portfolio -- Class B                        SVS Janus Growth And Income Portfolio -- Class B
   Scudder Blue Chip Portfolio -- Class B                                SVS Janus Growth Opportunites Portfolio -- Class B
   Scudder Conservative Income Strategy Portfolio -- Class B             SVS MFS Strategic Value Portfolio -- Class B
   Scudder Fixed Income Portfolio -- Class B                             SVS Oak Strategic Equity Portfolio -- Class B
   Scudder Global Blue Chip Portfolio -- Class B                         SVS Turner Mid Cap Growth Portfolio -- Class B
   Scudder Government & Agency Securities Portfolio -- Class B(1)     SCUDDER VIT FUNDS
   Scudder Growth & Income Strategy Portfolio -- Class B                 Scudder Real Estate Securities Portfolio -- Class B
   Scudder Growth Portfolio -- Class B                                THE ALGER AMERICAN FUND
   Scudder Growth Strategy Portfolio -- Class B                          Alger American Balanced Portfolio -- Class S Shares
   Scudder High Income Portfolio -- Class B                              Alger American Leveraged AllCap Portfolio -- Class S Shares

--------------
(1)  Formerly Scudder Government Securities Portfolio -- Class B

(2)  Formerly Scudder Contrarian Value Portfolio -- Class B

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                     TABLE OF CONTENTS

Glossary.................................................   3   Payment Options........................................    32
Summary..................................................   4      Election of Options.................................    32
Fee Table................................................   7      Annuity Options.....................................    33
Condensed Financial Information..........................  12      Variable Liquidity Benefit .........................    33
The Annuity Contract.....................................  12   Miscellaneous Contract Provisions......................    33
   Contract Owner Inquiries..............................  13      Right to Return.....................................    33
   Purchase Payments.....................................  13      Termination.........................................    34
   Accumulation Units....................................  13      Required Reports....................................    34
   The Variable Funding Options..........................  14      Suspension of Payments..............................    34
Charges and Deductions...................................  19   The Separate Accounts..................................    34
   General...............................................  19      Performance Information.............................    35
   Transfer Charge.......................................  20   Federal Tax Considerations.................................35
   Administrative Charges................................  20      General Taxation of Annuities...........................35
   Mortality and Expense Risk Charge.....................  20      Types of Contracts: Qualified and Non-qualified.........35
   Guaranteed Minimum Withdrawal Benefit                           Qualified Annuity Contracts.............................35
    Charge...............................................  20        Taxation of Qualified Annuity Contracts...............36
   Enhanced Stepped-Up Provision Charge..................  20        Mandatory Distributions for Qualified Plans...........36
   Variable Funding Option Expenses......................  20      Non-qualified Annuity Contracts.........................36
   Premium Tax...........................................  21        Diversification Requirements for Variable
   Changes in Taxes Based upon                                         Annuities...........................................37
     Premium or Value....................................  21        Ownership of the Investments..........................37
Transfers................................................  21        Taxation of Death Benefit Proceeds....................37
   Dollar Cost Averaging.................................  22      Other Tax Considerations................................37
Access to Your Money.....................................  22        Treatment of Charges for Optional Benefits............37
   Guaranteed Minimum Withdrawal Benefit.................  23        Penalty Tax for Premature Distribution................38
   Systematic Withdrawals................................  24        Puerto Rico Tax Considerations........................38
Ownership Provisions.....................................  25        Non-Resident Aliens...............................    38
   Types of Ownership....................................  25   Other Information......................................    38
     Contract Owner......................................  25      The Insurance Companies.............................    38
     Beneficiary.........................................  25      Financial Statements................................    38
     Annuitant...........................................  25      Distribution of Variable Annuity Contracts..........    39
Death Benefit............................................  26      Conformity with State and Federal Laws..............    40
   Death Proceeds before the Maturity Date...............  26      Voting Rights.......................................    40
   Enhanced Stepped-Up Provision.........................  28      Restrictions on Financial Transactions..............    40
   Payment of Proceeds...................................  28      Legal Proceedings and Opinions......................    40
   Spousal Contract Continuance..........................  30   Appendix A: Condensed Financial Information
   Beneficiary Contract Continuance......................  30      for The Travelers Separate Account 2002.............   A-1
   Death Proceeds after the Maturity Date................  31   Appendix B: Condensed Financial Information
The Annuity Period.......................................  31      for The Travelers Separate Account 2002.............   B-1
   Maturity Date.........................................  31   Appendix C: Contents of the
   Allocation of Annuity.................................  31      Statement of Additional Information.................   C-1
   Variable Annuity......................................  32
   Fixed Annuity.........................................  32

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                 SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? Because the contracts described in this prospectus are newly registered, there is no Accumulation Unit value information available as of the date of this prospectus.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE.............................................$10(1)
       (assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.65% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                STANDARD DEATH    ENHANCED DEATH
                                                    BENEFIT           BENEFIT
                                                --------------    --------------
Mortality and Expense Risk Charge...........         1.65%             1.85%
Administrative Expense Charge...............         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED...............         1.80%             2.00%
Optional E.S.P. Charge......................         0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED........................         2.00%             2.20%
Maximum Optional GMWB Charge................         1.00%(3)          1.00%(3)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB ONLY SELECTED..........................         2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB SELECTED....................         3.00%             3.20%

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(1)  We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                        MINIMUM       MAXIMUM
                                                      -----------   -----------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.88%         2.51%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                    DISTRIBUTION       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                  ---------------- --------------- ---------- -------------- ----------------- ---------------
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio ......................   1.25%             --          0.56%         1.81%             --               --(12)
   Credit Suisse Trust
     Global Post-Venture
     Capital Portfolio ..............   1.25%             --          0.38%         1.63%             --               --(12)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock
     Portfolio -- Service
     Shares* ........................   0.75%           0.25%         0.06%         1.06%           0.06%            1.00%(1)
DREYFUS SOCIALLY
   RESPONSIBLE GROWTH FUND, INC.
   Dreyfus Socially
     Responsible Growth
     Fund, Inc. -- Service
     Shares* ........................   0.75%           0.25%         0.09%         1.09%             --             1.09%
INVESCO VARIABLE INVESTMENT
   FUNDS, INC .......................
   INVESCO VIF -- Utilities
     Fund ...........................   0.60%             --          0.55%         1.15%             --             1.15%(2)
SCUDDER VARIABLE SERIES I
   21st Century Growth
     Portfolio -- Class B* ..........   0.88%           0.25%         0.46%         1.59%             --             1.59%(3)
   Capital Growth Portfolio
     -- Class B* ....................   0.47%           0.25%         0.17%         0.89%           0.25%            0.64%(5)
   Global Discovery
     Portfolio -- Class B* ..........   0.98%           0.25%         0.26%         1.49%           0.25%            1.24%(4)
   Growth and Income
     Portfolio -- Class B* ..........   0.48%           0.25%         0.18%         0.91%           0.25%            0.66%(5)
   Health Sciences
     Portfolio -- Class B* ..........   0.75%           0.25%         0.26%         1.26%           0.25%            1.01%(4)
   International Portfolio
     -- Class B* ....................   0.88%           0.25%         0.23%         1.36%           0.25%            1.11%(5)
SCUDDER VARIABLE SERIES II
   Scudder Aggressive
     Growth Portfolio --
     Class B* .......................   0.75%           0.25%         0.37%         1.37%           0.03%            1.34%(10)
   Scudder Blue Chip
     Portfolio -- Class B* ..........   0.65%           0.25%         0.20%         1.10%             --             1.10%(6)
   Scudder Conservative
     Income Strategy
     Portfolio -- Class B* ..........   0.15%           0.25%         1.02%         1.42%           0.67%            0.75%(7)
   Scudder Fixed Income
     Portfolio -- Class B* ..........   0.60%           0.25%         0.20%         1.05%             --             1.05%(10)
   Scudder Global Blue Chip
     Portfolio -- Class B* ..........   1.00%           0.25%         0.62%         1.87%             --             1.87%(6)
   Scudder Government &
     Agency Securities
     Portfolio -- Class B* ..........   0.55%           0.25%         0.20%         1.00%             --             1.00%(5)

                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                    DISTRIBUTION       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                  ---------------- --------------- ---------- -------------- ----------------- ---------------
   Scudder Growth & Income ..........   0.15%           0.25%         1.07%         1.47%           0.72%            0.75%(7)
     Strategy Portfolio --
     Class B*
   Scudder Growth Portfolio
     -- Class B* ....................   0.60%           0.25%         0.18%         1.03%             --             1.03%(5)
   Scudder Growth Strategy
     Portfolio -- Class B* ..........   0.15%           0.25%         1.10%         1.50%           0.75%            0.75%(7)
   Scudder High Income
     Portfolio -- Class B* ..........   0.60%           0.25%         0.21%         1.06%             --             1.06%(5)
   Scudder Income & Growth
     Strategy Portfolio --
     Class B* .......................   0.15%           0.25%         1.04%         1.44%           0.69%            0.75%(7)
   Scudder International
     Select Equity
     Portfolio -- Class B* ..........   0.75%           0.25%         0.33%         1.33%             --             1.33%(5)
   Scudder Large Cap Value
     Portfolio -- Class B* ..........   0.75%           0.25%         0.19%         1.19%             --             1.19%(10)
   Scudder Money Market
     Portfolio -- Class B* ..........   0.50%           0.25%         0.18%         0.93%             --             0.93%(8)
   Scudder Small Cap Growth
     Portfolio -- Class B* ..........   0.65%           0.25%         0.18%         1.08%             --             1.08%(5)
   Scudder Strategic Income
     Portfolio -- Class B* ..........   0.65%           0.25%         0.31%         1.21%             --             1.21%(9)
   Scudder Technology
     Growth Portfolio --
     Class B* .......................   0.75%           0.25%         0.25%         1.25%             --             1.25%(10)
   Scudder Total Return
     Portfolio -- Class B* ..........   0.55%           0.25%         0.19%         0.99%             --             0.99%(5)
   SVS Davis Venture Value
     Portfolio -- Class B* ..........   0.95%           0.25%         0.20%         1.40%             --             1.40%(10)
   SVS Dreman Financial
     Services Portfolio --
     Class B* .......................   0.75%           0.25%         0.25%         1.25%             --             1.25%(10)
   SVS Dreman High Return
     Equity Portfolio --
     Class B* .......................   0.73%           0.25%         0.20%         1.18%             --             1.18%(10)
   SVS Dreman Small Cap
     Value Portfolio --
     Class B* .......................   0.75%           0.25%         0.19%         1.19%             --             1.19%(10)
   SVS Eagle Focused Large
     Cap Growth Portfolio
     -- Class B* ....................   0.95%           0.25%         0.29%         1.49%             --             1.49%(10)
   SVS Focus Value & Growth
     Portfolio -- Class B* ..........   0.75%           0.25%         0.25%         1.25%           0.01%            1.24%(10)
   SVS Index 500 Portfolio
     -- Class B* ....................   0.37%           0.25%         0.26%         0.88%             --             0.88%(10)
   SVS INVESCO Dynamic
     Growth Portfolio --
     Class B* .......................   1.00%           0.25%         0.60%         1.85%           0.16%            1.69%(10)
   SVS Janus Growth And
     Income Portfolio --
     Class B* .......................   0.95%           0.25%         0.27%         1.47%             --             1.47%(10)
   SVS Janus Growth
     Opportunites Portfolio
     -- Class B* ....................   0.95%           0.25%         0.27%         1.47%             --             1.47%(10)
   SVS MFS Strategic Value
     Portfolio -- Class B* ..........   0.95%           0.25%         1.12%         2.32%           0.78%            1.54%(10)
   SVS Oak Strategic Equity
     Portfolio -- Class B* ..........   0.95%           0.25%         0.32%         1.52%             --             1.52%(10)
   SVS Turner Mid Cap
     Growth Portfolio --
     Class B* .......................   1.00%           0.25%         0.32%         1.57%             --             1.57%(10)

                                                        AND/OR                                   CONTRACTUAL      NET TOTAL
                                    DISTRIBUTION       SERVICE                  TOTAL ANNUAL     FEE WAIVER        ANNUAL
                                     MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                         FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES
-----------------                  ---------------- --------------- ---------- -------------- ----------------- ---------------
SCUDDER VIT FUNDS
   Scudder Real Estate
     Securities Portfolio
     -- Class B* ....................   0.90%           0.25%         1.36%         2.51%           0.76%            1.75%(11)
THE ALGER AMERICAN FUND
   Alger American Balanced
     Portfolio -- Class S
     Shares* ........................   0.75%           0.25%         0.12%         1.12%             --             1.12%
   Alger American Leveraged
     AllCap Portfolio --
     Class S Shares* ................   0.85%           0.25%         0.12%         1.22%             --             1.22%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The expenses shown above reflect the portfolio adviser' waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2003. The adviser has agreed to continue the expense reimbursement until December 31, 2004.

(2) The Fund's actual Other Expenses and Total Annual Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2002 were 0.55% and 1.15%, respectively, of the Fund's average net assets. Effective June 1, 2002 INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the Fund to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

(3) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes: Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(4) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes: Scudder Global Discovery (1.65%), Scudder 21st Century Growth (1.75%) and Scudder Health Sciences (1.35%). The other expenses category for the Class B Shares has been restated to reflect an estimated increase in expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(5) The Other Expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(6) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39%), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Contrarian Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net management fee rate; excludes 2003 waivers.

(7) Other expenses are based on estimated amounts for the current fiscal year. Through April 30, 2005, the advisor, the underwriter and the accounting agent have contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets before the application of the weighted average total costs of the underlying funds. The range of average weighted net expense ratios have been reduced to contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses. Excluding the weighted average total cost of the underlying funds and considering the above referenced contractual waiver the fund's management fee, 12b-1 fee, other expenses and total annual operating expense are 0.15%, 0.25%, 0.35% and 0.75%, respectively.

(8) The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the

     Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. Restated to reflect estimated net 12b-1 fee rate; excludes 2003 waivers.

(9) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share-classes, respectively:
     SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares. B-share class became effective on 5/1/03, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

(10) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39%), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.95%), and Scudder Global Blue Chip (1.96%). The other expenses category for the Class B Shares has been restated to reflect estimated expenses for that class resulting from new compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% for Class B Shares.

(11) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.50% for Class B shares. The portfolio became effective 5/1/03, therefore other expenses for Class B shares are estimated and annualized. Actual expenses may be greater or less than shown. The other expense category for the Class B shares reflects a compensation arrangement with certain participating insurance companies for record keeping as approved by the Trustees of the Fund. Record keeping fees can be charged up to 0.15% of Class B shares.

(12) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                            VOLUNTARY FEE
                                                                            WAIVER AND/OR
                                                                               EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                       REIMBURSEMENT          OPERATING EXPENSES
                                                                       ------------------------  ------------------------
       Credit Suisse Trust Emerging Market Portfolio...............             0.41%                     1.40%
       Credit Suisse Trust Global Post-Venture Capital Portfolio...             0.23%                     1.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          -------- --------- ---------  ---------  -------  --------- --------- ----------
Underlying Fund with Minimum Total
Annual Operating Expenses...............    411      1246      2095       4286      411       1246      2095      4286
Underlying Fund with Maximum Total
Annual Operating Expenses...............    570      1699      2811       5522      570       1699      2811      5522

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum
Withdrawal Benefit (assuming the current charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          -------- --------- ---------  ---------  -------  --------- --------- ----------
Underlying Fund with Minimum Total
Annual Operating Expenses...............    352      1073      1815       3770      352       1073      1815      3770
Underlying Fund with Maximum Total
Annual Operating Expenses...............    512      1535      2555       5094      512       1535      2555      5094

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Scudder Advocate Advisor - ST1 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding

Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                          MAXIMUM AGE BASED ON
                                                         THE OLDER OF THE OWNER
                                                          AND ANNUITANT ON THE
      DEATH BENEFIT/OPTIONAL FEATURE                         CONTRACT DATE
      -----------------------------------------------   ------------------------
      Standard Death Benefit                                      85
      Enhanced Death Benefit                                      75
      Enhanced Stepped-Up Provision (E.S.P)                       75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time.

After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The       Credit Suisse Asset Management,
     Market Portfolio                     Fund normally invests in equity              LLC
                                          securities of companies located in, or       Subadviser: Credit Suisse Asset
                                          conducting a majority of their               Management Limited
                                          business, in emerging markets.

   Credit Suisse Trust Global             Seeks long-term growth of capital. The       Credit Suisse Asset Management,
     Post-Venture Capital Portfolio       Fund normally invests in equity              LLC
                                          securities of post-venture-capital           Subadviser: Abbott Capital
                                          companies of any size from at least          Management, LLC; Credit Suisse
                                          three countries, including the U.S.          Asset Management Limited (U.K),
                                                                                       (Japan), (Australia)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --      Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the S&P MidCap 400
                                          Index. The Fund normally invests in
                                          growth and value stocks of mid-size
                                          companies that are chosen through a
                                          disciplined investment process.
DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially Responsible           Seeks capital growth with current            The Dreyfus Corporation
     Growth Fund, Inc. -- Service         income as a secondary objective. The
     Shares                               Fund normally invests in the common
                                          stocks of companies that, in the
                                          opinion of the Fund's management, meet
                                          traditional investment standards and
                                          conduct their business in a manner that
                                          contributes to the enhancement of the
                                          quality of life in America.
INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO VIF -- Utilities Fund          Seeks capital growth. Also seeks             INVESCO Funds Group, Inc.
                                          current income. The Fund normally
                                          invests in equity securities and
                                          equity-related instruments of companies
                                          engaged in the utilities-related
                                          industries.
SCUDDER VARIABLE SERIES I
   21st Century Growth Portfolio --       Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in equity              Americas Inc.
                                          securities issued by emerging growth
                                          companies.

   Capital Growth Portfolio -- Class B    Seeks long-term capital growth. The          Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established US companies that are
                                          believed to have the potential to
                                          display above-average earnings growth,
                                          are industry leaders or are potential
                                          industry leaders, have strong product
                                          position and effective company
                                          management.

   Global Discovery Portfolio --          Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long term. The         Americas Inc.
                                          Fund normally invests in common stocks
                                          and other equities of small companies
                                          throughout the world, generally with a
                                          focus on countries within developed
                                          economies.

   Growth and Income Portfolio --         Seeks long-term growth of capital,           Deutsche Investment Management
     Class B                              current income and growth of income.         Americas Inc.
                                          The Fund normally invests in equities
                                          of large U.S. companies, although it
                                          may invest in companies of any size and
                                          from any country.

   Health Sciences Portfolio --           Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of companies of any size in the health
                                          care sector (e.g. pharmaceuticals,
                                          biotechnology, medical products and
                                          supplies, health care services).

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   International Portfolio -- Class B     Seeks long-term growth of capital. The       Deutsche Investment Management
                                          Fund normally invests in common stocks       Americas Inc.
                                          of established companies listed on           Subadviser: Deutsche Asset
                                          foreign exchanges.                           Management Services Ltd.
SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 uses aggressive investment techniques        Americas Inc.
                                          and normally invests in equities --
                                          usually common stocks -- of U.S.
                                          companies.

   Scudder Blue Chip Portfolio --         Seeks growth of capital and income. The      Deutsche Investment Management
     Class B                              Fund normally invests in common stocks       Americas Inc.
                                          of large U.S. companies that are
                                          similar in size to companies in the S&P
                                          500 Index and are considered by the
                                          portfolio managers to be "blue chip"
                                          companies. Blue chip companies are
                                          typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit, and established earnings and
                                          dividend history,

   Scudder Conservative Income            Seeks current income and secondarily         Deutsche Investment Management
     Strategy Portfolio -- Class B        long-term growth of capital. The Fund        Americas Inc.
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder Fixed Income Portfolio --      Seeks high current income. The Fund          Deutsche Investment Management
     Class B                              normally invests in a diversified            Americas Inc.
                                          portfolio of fixed-income securities in
                                          the top four grades of credit quality.

   Scudder Global Blue Chip               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of
                                          companies throughout the world
                                          considered by the portfolio managers to
                                          be "blue chip." Blue chip companies are
                                          typically well-known, solidly
                                          positioned within their industry, with
                                          strong management, easy access to
                                          credit and established earnings and
                                          dividend history.

   Scudder Government & Agency            Seeks high current income consistent         Deutsche Investment Management
     Securities Portfolio -- Class B      with preservation of capital. The Fund       Americas Inc.
                                          normally invests in U.S. government
                                          securities and repurchase agreements of
                                          U.S. government securities.

   Scudder Growth & Income Strategy       Seeks a balance of long-term growth of       Deutsche Investment Management
     Portfolio -- Class B                 capital and current income with an           Americas Inc.
                                          emphasis on growth of capital. The Fund
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance returns.

   Scudder Growth Portfolio -- Class B    Seeks maximum appreciation of capital.       Deutsche Investment Management
                                          The Fund normally invests in the common      Americas Inc.
                                          stocks of large U.S. companies that are
                                          similar in size to the companies in the
                                          Russell 1000 Growth Index. The
                                          portfolio managers look for companies
                                          that have strong product lines,
                                          effective management and leadership
                                          positions within core markets.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   Scudder Growth Strategy Portfolio      Seeks long-term growth of capital. The       Deutsche Investment Management
     -- Class B                           Fund normally invests in other Scudder       Americas Inc.
                                          funds that invest across a range of
                                          asset classes, utilizing a wide variety
                                          of securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder High Income Portfolio --       Seeks to provide a high level of             Deutsche Investment Management
     Class B                              current income. The Fund normally            Americas Inc.
                                          invests in lower-rated high yield/high
                                          risk fixed-income securities, often
                                          called junk bonds.

   Scudder Income & Growth Strategy       Seeks a balance of current income and        Deutsche Investment Management
     Portfolio -- Class B                 long-term growth of capital with an          Americas Inc.
                                          emphasis on current income. The Fund
                                          normally invests in other Scudder funds
                                          that invest across a range of asset
                                          classes, utilizing a wide variety of
                                          securities and investment styles.
                                          Additionally, the Fund directly invests
                                          in derivative securities and other
                                          alternative investments to manage risk
                                          and enhance return.

   Scudder International Select           Seeks capital appreciation. The Fund         Deutsche Investment Management
     Equity Portfolio -- Class B          normally invests in a focused list of        Americas Inc.
                                          approximately 40 stocks, with 50% of         Subadviser: Deutsche Asset
                                          its assets invested in securities that       Management Investments Services
                                          are represented on the MSCI EAFE Index       Ltd.
                                          and the other 50% invested in non-Index
                                          securities of companies located in the
                                          countries that make up the Index, such
                                          as Germany, Australia, Singapore and
                                          Japan.

   Scudder Large Cap Value Portfolio      Seeks a high rate of total return. The       Deutsche Investment Management
     -- Class B                           Fund normally invests in common stocks       Americas Inc.
                                          and other equity securities of large
                                          U.S. companies that are similar in size
                                          to the companies in the Russell 1000
                                          Value Index and that the portfolio
                                          managers believe are undervalued.

   Scudder Money Market Portfolio --      Seeks maximum current income to the          Deutsche Investment Management
     Class B                              extent consistent with stability of          Americas Inc.
                                          principal. The Fund normally invests in
                                          high-quality short-term securities, as
                                          well as repurchase agreements.

   Scudder Small Cap Growth               Seeks maximum appreciation of                Deutsche Investment Management
     Portfolio -- Class B                 investors' capital. The Fund normally        Americas Inc.
                                          invests in small capitalization stocks
                                          of companies with a history of revenue
                                          growth, effective management and strong
                                          balance sheets, among other factors.

   Scudder Strategic Income               Seeks high current income. The Fund          Deutsche Investment Management
     Portfolio -- Class B                 normally invests in bonds issued by US       Americas Inc.
                                          and foreign corporations and
                                          governments.

   Scudder Technology Growth              Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in common stocks of US      Americas Inc.
                                          companies of any size that are in the
                                          technology sector (e.g.
                                          semi-conductors, software, telecom
                                          equipment and computer/hardware).

   Scudder Total Return Portfolio --      Seeks high total return, a combination       Deutsche Investment Management
     Class B                              of income and capital appreciation. The      Americas Inc.
                                          Fund normally invests in a mix of
                                          stocks and bonds, including common
                                          stocks, convertible securities,
                                          corporate bonds, US government bonds
                                          and mortgage- and asset-backed
                                          securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
   SVS Davis Venture Value Portfolio      Seeks growth of capital. The Fund            Deutsche Investment Management
     -- Class B                           normally invests in common stock of US       Americas Inc.
                                          companies with market capitalizations        Subadviser: Davis Selected
                                          of at least $5 billion that are              Advisers, L.P.
                                          believed to be quality, overlooked
                                          growth companies at value prices.

   SVS Dreman Financial Services          Seeks to provide long-term capital           Deutsche Investment Management
     Portfolio -- Class B                 appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of financial            Subadviser: Dreman Value
                                          services companies (e.g. banks,              Management L.L.C.
                                          insurance companies, savings and loans,
                                          securities brokerage firms and
                                          diversified financial companies).

   SVS Dreman High Return Equity          Seeks to achieve a high rate of total        Deutsche Investment Management
     Portfolio -- Class B                 return. The Fund normally invests in         Americas Inc.
                                          common stocks and other equity               Subadviser: Dreman Value
                                          securities, with a focus on stocks of        Management L.L.C.
                                          large US companies believed to be
                                          undervalued based on an analysis that
                                          includes price-to earnings ratios, book
                                          values, cash flows and yields.

   SVS Dreman Small Cap Value             Seeks long-term capital appreciation.        Deutsche Investment Management
     Portfolio -- Class B                 The Fund normally invests in                 Americas Inc.
                                          undervalued common stocks of small US        Subadviser: Dreman Value
                                          companies.                                   Management L.L.C.

   SVS Eagle Focused Large Cap            Seeks growth through long-term capital       Deutsche Investment Management
     Growth Portfolio -- Class B          appreciation. The Fund normally invests      Americas Inc.
                                          in equity securities of seasoned             Subadviser: Eagle Asset
                                          financially strong US growth companies.      Management, Inc.

   SVS Focus Value & Growth               Seeks growth of capital. The Fund            Deutsche Investment Management
     Portfolio -- Class B                 normally invests in US common stock,         Americas Inc.
                                          both growth and value stocks.                Subadviser: Jennison Associates
                                                                                       LLC; Dreman Value Management, LLC

   SVS Index 500 Portfolio -- Class B     Seeks returns that, before expenses,         Deutsche Investment Management
                                          correspond to the total return of US         Americas Inc.
                                          common stocks as represented by the S&P      Subadviser: Northern Trust
                                          500 Index. The Fund normally invests in      Investments, Inc.
                                          common stocks and securities included
                                          in the index.

   SVS INVESCO Dynamic Growth             Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities of mid-sized companies, with      Subadviser: INVESCO
                                          the core of the Fund invested in
                                          securities of established companies
                                          that are leaders in attractive growth
                                          markets with a history of strong
                                          returns.

   SVS Janus Growth And Income            Seeks long-term capital growth and           Deutsche Investment Management
     Portfolio -- Class B                 current income. The Fund normally            Americas Inc.
                                          invests in equity securities using a         Subadviser: Janus Capital
                                          "bottom-up" approach in choosing             Management LLC
                                          investments.

   SVS Janus Growth Opportunites          Seeks long-term growth of capital in a       Deutsche Investment Management
     Portfolio -- Class B                 manner consistent with the preservation      Americas Inc.
                                          of capital. The Fund normally invests        Subadviser: Janus Capital
                                          in equity securities selected for their      Management LLC
                                          growth potential.

   SVS MFS Strategic Value Portfolio      Seeks to provide capital appreciation.       Deutsche Investment Management
     -- Class B                           The Fund normally invests in common          Americas Inc.
                                          stocks and related securities, such as       Subadviser: Massachusetts
                                          preferred stocks, convertible                Financial Services ("MFS")
                                          securities and depository receipts, of
                                          companies believed to be undervalued in
                                          the market relative to their long term
                                          potential.

   SVS Oak Strategic Equity               Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                 Fund normally invests in equity              Americas Inc.
                                          securities, primarily the common stocks      Subadviser: Oak Associates, Ltd.
                                          of established US companies with large
                                          market capitalizations.

   SVS Turner Mid Cap Growth              Seeks capital appreciation. The Fund         Deutsche Investment Management
     Portfolio -- Class B                 normally invests in medium market            Americas Inc.
                                          capitalizations that are believed to         Subadviser: Turner Investment
                                          have strong earnings growth potential.       Partners, Inc.

               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------    -----------------------------------
SCUDDER VIT FUNDS
   Scudder Real Estate Securities         Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     Portfolio -- Class B                 and current income. The Fund normally
                                          invests in equity securities of real
                                          estate investment trusts ("REITS") and
                                          real estate companies.
THE ALGER AMERICAN FUND
   Alger American Balanced Portfolio      Seeks current income and long-term           Fred Alger Management, Inc.
     -- Class S Shares                    capital appreciation. The fund normally
                                          invests in stocks of companies with
                                          growth potential and in fixed-income
                                          securities, especially those which
                                          appear to have some potential for
                                          capital appreciation.

   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio -- Class S Shares          The Fund normally invests in equity
                                          securities of companies of any size,
                                          which demonstrate growth potential, and
                                          the Fund can leverage up to one-third
                                          of its total assets to buy additional
                                          securities.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent, and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value, and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks.

We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

       o   the dollar amount you request to transfer;

       o   the number of transfers you made within the previous three months;

       o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

       o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

       o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

       o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

  ------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
  ------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE       $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO   $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY                           $91,304               $4,565                           $88,235             $4,412
  AFTER WITHDRAWAL,
  CONTRACT                       [100,000 - (100,000     [5,000 - (5,000                 [100,000 - (100,000   [5,000 - (5,000
  YEAR TWO            $105,000    x 10,000/115,000)]    x 10,000/115,000)]    $75,000     x 10,000/85,000)]   x 10,000/85,000)]
  ------------------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
  ------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

     (a)  the Contract Value on the Death Report Date

     (b)  the Adjusted Purchase Payment (as described below)*

     (c)  the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     (a)  the Contract Value on the Death Report Date;

     (b)  the Adjusted Purchase Payment (as described below)*

     (c)  the Step-Up Value (if any, as described below)

     (d)  the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     (a)  the Contract Value on the Death Report Date

     (b)  the Adjusted Purchase Payment (as described below)*

     (c)  the Step-Up Value (if any, as described below)

     (d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

--------------
* If you have elected the GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

     (a) the roll-up death benefit value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE INITIAL CONTRACT VALUE. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                  NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,          THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to THE           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to THE           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is
                                       owner.                                                                 treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------

                                                    QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,          THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

There is no additional charge to continue the Contract; however, all contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by its affiliate, Scudder Distributors, Inc. ("SDI"). The Company and TDLLC have entered into a distribution arrangement with SDI under which a fee is payable by the Company and TDLLC to SDI based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
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                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Credit Suisse Trust
   Emerging Markets Portfolio (6/03) ...............................     2003        1.000           1.321                   --

   Global Post-Venture Capital Portfolio (6/03) ....................     2003        1.000           1.239                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03) .........     2003        1.000           1.173                   --

Dreyfus Socially Responsible Growth Fund, Inc. .....................
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (6/03) ...........................................     2003        1.000           1.126                   --

INVESCO Variable Investment Funds, Inc. ............................
   INVESCO VIF -- Utilities Fund (6/03) ............................     2003        1.000           1.067                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.165                   --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03) .................     2003        1.000           1.129                   --

   Capital Growth Portfolio -- Class B (6/03) ......................     2003        1.000           1.116                   --

   Global Discovery Portfolio -- Class B (6/03) ....................     2003        1.000           1.254                   --

   Growth and Income Portfolio -- Class B (6/03) ...................     2003        1.000           1.129                   --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   Health Sciences Portfolio -- Class B (6/03) .....................     2003        1.000           1.124                   --

   International Portfolio -- Class B (6/03) .......................     2003        1.000           1.186                   --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.166                   --

   Scudder Blue Chip Portfolio -- Class B (6/03) ...................     2003        1.000           1.157                   --

   Scudder Contrarian Value Portfolio -- Class B (6/03) ............     2003        1.000           1.163                   --

   Scudder Fixed Income Portfolio -- Class B (6/03) ................     2003        1.000           0.989                   --

   Scudder Global Blue Chip Portfolio -- Class B (6/03) ............     2003        1.000           1.181                   --

   Scudder Government Securities Portfolio -- Class B (6/03) .......     2003        1.000           0.996                   --

   Scudder Growth Portfolio -- Class B (6/03) ......................     2003        1.000           1.109                   --

   Scudder High Income Portfolio -- Class B (6/03) .................     2003        1.000           1.093                   --

   Scudder International Select Equity Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.211                   --

   Scudder Money Market Portfolio -- Class B (6/03) ................     2003        1.000           0.991                   --

   Scudder Small Cap Growth Portfolio -- Class B (6/03) ............     2003        1.000           1.134                   --

   Scudder Strategic Income Portfolio -- Class B (6/03) ............     2003        1.000           0.986                   --

   Scudder Technology Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.217                   --

   Scudder Total Return Portfolio -- Class B (6/03) ................     2003        1.000           1.064                   --

   SVS Davis Venture Value Portfolio -- Class B (6/03) .............     2003        1.000           1.159                   --

   SVS Dreman Financial Services Portfolio -- Class B (6/03) .......     2003        1.000           1.130                   --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   SVS Dreman High Return Equity Portfolio -- Class B (6/03) .......     2003        1.000           1.164                   --

   SVS Dreman Small Cap Value Portfolio -- Class B (6/03) ..........     2003        1.000           1.246                   --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.119                   --

   SVS Focus Value & Growth Portfolio -- Class B (6/03) ............     2003        1.000           1.158                   --

   SVS Index 500 Portfolio -- Class B (6/03) .......................     2003        1.000           1.133                   --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (6/03) ..........     2003        1.000           1.176                   --

   SVS Janus Growth And Income Portfolio -- Class B (6/03) .........     2003        1.000           1.121                   --

   SVS Janus Growth Opportunities Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.111                   --

   SVS MFS Strategic Value Portfolio -- Class B (6/03) .............     2003        1.000           1.123                   --

   SVS Oak Strategic Equity Portfolio -- Class B (6/03) ............     2003        1.000           1.195                   --

   SVS Turner Mid Cap Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.214                   --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (6/03) ...................................................     2003        1.000           1.063                   --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03) ...................................................     2003        1.000           1.122                   --

                                           ACCUMULATION UNIT VALUES (IN DOLLARS)

                                              SEPARATE ACCOUNT CHARGES 2.60%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Credit Suisse Trust
   Emerging Markets Portfolio (6/03) ...............................     2003        1.000           1.315                   --

   Global Post-Venture Capital Portfolio (6/03) ....................     2003        1.000           1.234                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03) .........     2003        1.000           1.167                   --

Dreyfus Socially Responsible Growth Fund, Inc. .....................
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (6/03) ...........................................     2003        1.000           1.121                   --

INVESCO Variable Investment Funds, Inc. ............................
   INVESCO VIF -- Utilities Fund (6/03) ............................     2003        1.000           1.063                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.160                   --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03) .................     2003        1.000           1.124                   --

   Capital Growth Portfolio -- Class B (6/03) ......................     2003        1.000           1.111                   --

   Global Discovery Portfolio -- Class B (6/03) ....................     2003        1.000           1.249                   --

   Growth and Income Portfolio -- Class B (6/03) ...................     2003        1.000           1.123                   --

   Health Sciences Portfolio -- Class B (6/03) .....................     2003        1.000           1.119                   --

   International Portfolio -- Class B (6/03) .......................     2003        1.000           1.180                   --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.161                   --

   Scudder Blue Chip Portfolio -- Class B (6/03) ...................     2003        1.000           1.151                   --

   Scudder Contrarian Value Portfolio -- Class B (6/03) ............     2003        1.000           1.158                   --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Scudder Fixed Income Portfolio -- Class B (6/03) ...................     2003        1.000           0.985                   --

Scudder Global Blue Chip Portfolio -- Class B (6/03) ...............     2003        1.000           1.176                   --

Scudder Government Securities Portfolio -- Class B (6/03) ..........     2003        1.000           0.992                   --

Scudder Growth Portfolio -- Class B (6/03) .........................     2003        1.000           1.104                   --

Scudder High Income Portfolio -- Class B (6/03) ....................     2003        1.000           1.088                   --

Scudder International Select Equity Portfolio --
Class B (6/03) .....................................................     2003        1.000           1.205                   --

Scudder Money Market Portfolio -- Class B (6/03) ...................     2003        1.000           0.987                   --

Scudder Small Cap Growth Portfolio -- Class B (6/03) ...............     2003        1.000           1.128                   --

Scudder Strategic Income Portfolio -- Class B (6/03) ...............     2003        1.000           0.981                   --

Scudder Technology Growth Portfolio -- Class B (6/03) ..............     2003        1.000           1.211                   --

Scudder Total Return Portfolio -- Class B (6/03) ...................     2003        1.000           1.059                   --

SVS Davis Venture Value Portfolio -- Class B (6/03) ................     2003        1.000           1.154                   --

SVS Dreman Financial Services Portfolio -- Class B (6/03) ..........     2003        1.000           1.125                   --

SVS Dreman High Return Equity Portfolio -- Class B (6/03) ..........     2003        1.000           1.158                   --

SVS Dreman Small Cap Value Portfolio -- Class B (6/03) .............     2003        1.000           1.240                   --

SVS Eagle Focused Large Cap Growth Portfolio --
Class B (6/03) .....................................................     2003        1.000           1.114                   --

SVS Focus Value & Growth Portfolio -- Class B (6/03) ...............     2003        1.000           1.153                   --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   SVS Index 500 Portfolio -- Class B (6/03) .......................     2003        1.000           1.128                   --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (6/03) ..........     2003        1.000           1.171                   --

   SVS Janus Growth And Income Portfolio -- Class B (6/03) .........     2003        1.000           1.115                   --

   SVS Janus Growth Opportunities Portfolio --
   Class B (6/03) ..................................................     2003        1.000           1.106                   --

   SVS MFS Strategic Value Portfolio -- Class B (6/03) .............     2003        1.000           1.118                   --

   SVS Oak Strategic Equity Portfolio -- Class B (6/03) ............     2003        1.000           1.189                   --

   SVS Turner Mid Cap Growth Portfolio -- Class B (6/03) ...........     2003        1.000           1.208                   --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (6/03) ...................................................     2003        1.000           1.059                   --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03) ...................................................     2003        1.000           1.117                   --


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX B
--------------------------------------------------------------------------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                              SEPARATE ACCOUNT CHARGES 1.80%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03) ...............................     2003        1.000           1.321                   --

   Global Post-Venture Capital Portfolio (11/03) ...................     2003        1.000           1.239                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03) .........     2003        1.000           1.173                   --

Dreyfus Socially Responsible Growth Fund, Inc. .....................
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (12/03) ..........................................     2003        1.000           1.126                   --

INVESCO Variable Investment Funds, Inc. ............................
   INVESCO VIF -- Utilities Fund (9/03) ............................     2003        1.000           1.067                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.165                   --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03) .................     2003        1.000           1.129                   --

   Capital Growth Portfolio -- Class B (7/03) ......................     2003        1.000           1.116                   --

   Global Discovery Portfolio -- Class B (7/03) ....................     2003        1.000           1.254                   --

   Growth and Income Portfolio -- Class B (8/03) ...................     2003        1.000           1.129                   --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   Health Sciences Portfolio -- Class B (7/03) .....................     2003        1.000           1.124                   --

   International Portfolio -- Class B (7/03) .......................     2003        1.000           1.186                   --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.166                   --

   Scudder Blue Chip Portfolio -- Class B (7/03) ...................     2003        1.000           1.157                   --

   Scudder Contrarian Value Portfolio -- Class B (7/03) ............     2003        1.000           1.163                   --

   Scudder Fixed Income Portfolio -- Class B (7/03) ................     2003        1.000           0.989                   --

   Scudder Global Blue Chip Portfolio -- Class B (8/03) ............     2003        1.000           1.181                   --

   Scudder Government Securities Portfolio -- Class B (7/03) .......     2003        1.000           0.996                   --

   Scudder Growth Portfolio -- Class B (9/03) ......................     2003        1.000           1.109                   --

   Scudder High Income Portfolio -- Class B (7/03) .................     2003        1.000           1.093                   --

   Scudder International Select Equity Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.211                   --

   Scudder Money Market Portfolio -- Class B (7/03) ................     2003        1.000           0.991                   --

   Scudder Small Cap Growth Portfolio -- Class B (7/03) ............     2003        1.000           1.134                   --

   Scudder Strategic Income Portfolio -- Class B (7/03) ............     2003        1.000           0.986                   --

   Scudder Technology Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.217                   --

   Scudder Total Return Portfolio -- Class B (7/03) ................     2003        1.000           1.064                   --

   SVS Davis Venture Value Portfolio -- Class B (7/03) .............     2003        1.000           1.159                   --

   SVS Dreman Financial Services Portfolio -- Class B (9/03) .......     2003        1.000           1.130                   --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   SVS Dreman High Return Equity Portfolio -- Class B (7/03) .......     2003        1.000           1.164                   --

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03) ..........     2003        1.000           1.246                   --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.119                   --

   SVS Focus Value & Growth Portfolio -- Class B (1/04) ............     2003        1.000           1.158                   --

   SVS Index 500 Portfolio -- Class B (10/03) ......................     2003        1.000           1.133                   --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03) ..........     2003        1.000           1.176                   --

   SVS Janus Growth And Income Portfolio -- Class B (7/03) .........     2003        1.000           1.121                   --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03) .................................................     2003        1.000           1.111                   --

   SVS MFS Strategic Value Portfolio -- Class B (7/03) .............     2003        1.000           1.123                   --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03) ............     2003        1.000           1.195                   --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.214                   --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (7/03) ...................................................     2003        1.000           1.063                   --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03) ...................................................     2003        1.000           1.122                   --

                                           ACCUMULATION UNIT VALUES (IN DOLLARS)

                                              SEPARATE ACCOUNT CHARGES 2.60%

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
Credit Suisse Trust
   Emerging Markets Portfolio (9/03) ...............................     2003        1.000           1.315                   --

   Global Post-Venture Capital Portfolio (11/03) ...................     2003        1.000           1.234                   --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03) .........     2003        1.000           1.167                   --

Dreyfus Socially Responsible Growth Fund, Inc. .....................
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (12/03) ..........................................     2003        1.000           1.121                   --

INVESCO Variable Investment Funds, Inc. ............................
   INVESCO VIF -- Utilities Fund (9/03) ............................     2003        1.000           1.063                   --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.160                   --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03) .................     2003        1.000           1.124                   --

   Capital Growth Portfolio -- Class B (7/03) ......................     2003        1.000           1.111                   --

   Global Discovery Portfolio -- Class B (7/03) ....................     2003        1.000           1.249                   --

   Growth and Income Portfolio -- Class B (8/03) ...................     2003        1.000           1.123                   --

   Health Sciences Portfolio -- Class B (7/03) .....................     2003        1.000           1.119                   --

   International Portfolio -- Class B (7/03) .......................     2003        1.000           1.180                   --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.161                   --

   Scudder Blue Chip Portfolio -- Class B (7/03) ...................     2003        1.000           1.151                   --

   Scudder Contrarian Value Portfolio -- Class B (7/03) ............     2003        1.000           1.158                   --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   Scudder Fixed Income Portfolio -- Class B (7/03) ................     2003        1.000           0.985                   --

   Scudder Global Blue Chip Portfolio -- Class B (8/03) ............     2003        1.000           1.176                   --

   Scudder Government Securities Portfolio -- Class B (7/03) .......     2003        1.000           0.992                   --

   Scudder Growth Portfolio -- Class B (9/03) ......................     2003        1.000           1.104                   --

   Scudder High Income Portfolio -- Class B (7/03) .................     2003        1.000           1.088                   --

   Scudder International Select Equity Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.205                   --

   Scudder Money Market Portfolio -- Class B (7/03) ................     2003        1.000           0.987                   --

   Scudder Small Cap Growth Portfolio -- Class B (7/03) ............     2003        1.000           1.128                   --

   Scudder Strategic Income Portfolio -- Class B (7/03) ............     2003        1.000           0.981                   --

   Scudder Technology Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.211                   --

   Scudder Total Return Portfolio -- Class B (7/03) ................     2003        1.000           1.059                   --

   SVS Davis Venture Value Portfolio -- Class B (7/03) .............     2003        1.000           1.154                   --

   SVS Dreman Financial Services Portfolio -- Class B (9/03) .......     2003        1.000           1.125                   --

   SVS Dreman High Return Equity Portfolio -- Class B (7/03) .......     2003        1.000           1.158                   --

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03) ..........     2003        1.000           1.240                   --

   SVS Eagle Focused Large Cap Growth Portfolio --
   Class B (7/03) ..................................................     2003        1.000           1.114                   --

   SVS Focus Value & Growth Portfolio -- Class B (1/04) ............     2003        1.000           1.153                   --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                          ------- ---------------- --------------- -------------------
   SVS Index 500 Portfolio -- Class B (10/03) ......................     2003        1.000           1.128                   --

   SVS INVESCO Dynamic Growth Portfolio -- Class B (9/03) ..........     2003        1.000           1.171                   --

   SVS Janus Growth And Income Portfolio -- Class B (7/03) .........     2003        1.000           1.115                   --

   SVS Janus Growth Opportunities Portfolio --
   Class B (10/03) .................................................     2003        1.000           1.106                   --

   SVS MFS Strategic Value Portfolio -- Class B (7/03) .............     2003        1.000           1.118                   --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03) ............     2003        1.000           1.189                   --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03) ...........     2003        1.000           1.208                   --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S
   Shares (7/03) ...................................................     2003        1.000           1.059                   --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03) ...................................................     2003        1.000           1.117                   --


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.
--------------------------------------------------------------------------------

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

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L-23087                                                                 May 2004